   As filed with the Securities and Exchange Commission on April 6, 2004
                                                              File No. 333-88787
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

         Pre-Effective Amendment No.                                        [ ]
                                    -------
         Post-Effective Amendment No.   9                                   [X]
                                     --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]

                  Amendment No.   37                                        [X]
                                ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT VLI
                           (Exact Name of Registrant)

                   Hartford Life and Annuity Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

    ___  immediately upon filing pursuant to paragraph (b) of Rule 485
    _X_  on May 3, 2004 pursuant to paragraph (b) of Rule 485
    ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ___  on __________ pursuant to paragraph (a)(1) of Rule 485
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

STAG PROTECTOR II VARIABLE
UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Stag Protector II Variable Universal Life insurance policy. Please read it carefully.

Stag Protector II Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:

                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
AIM V.I. Mid Cap Core Equity Fund Sub-Account         Series I of the AIM V.I. Mid Cap Core Equity Fund of
                                                      the A I M Variable Insurance Funds
AIM V.I. Premier Equity Fund Sub-Account              Series I of the AIM V.I. Premier Equity Fund of the
                                                      A I M Variable Insurance Funds
American Funds Asset Allocation Fund Sub-Account      Class 2 of the Asset Allocation Fund of American
                                                      Funds Insurance Series
American Funds Blue Chip Income and Growth Fund Sub-  Class 2 of the Blue Chip Income and Growth Fund of
Account                                               American Funds Insurance Series
American Funds Bond Fund Sub-Account                  Class 2 of the Bond Fund of American Funds Insurance
                                                      Series
American Funds Global Growth Fund Sub-Account         Class 2 of the Global Growth Fund of American Funds
                                                      Insurance Series
American Funds Global Small Capitalization Fund       Class 2 of the Global Small Capitalization Fund of
Sub-Account                                           American Funds Insurance Series
American Funds Growth Fund Sub-Account                Class 2 of the Growth Fund of American Funds
                                                      Insurance Series
American Funds Growth-Income Fund Sub-Account         Class 2 of the Growth-Income Fund of American Funds
                                                      Insurance Series
American Funds International Fund Sub-Account         Class 2 of the International Fund of American Funds
                                                      Insurance Series
American Funds New World Fund Sub-Account             Class 2 of the New World Fund of American Funds
                                                      Insurance Series
Franklin Small Cap Value Securities Fund Sub-Account  Class 2 of the Franklin Small Cap Value Securities
                                                      Fund of the Franklin Templeton Variable Insurance
                                                      Products Trust
Hartford Advisers HLS Fund Sub-Account                Class IA of Hartford Advisers HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford Bond HLS Fund Sub-Account                    Class IA of Hartford Bond HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford Capital Appreciation HLS Fund Sub-Account    Class IA of Hartford Capital Appreciation HLS Fund
                                                      of Hartford Series Fund, Inc.
Hartford Disciplined Equity HLS Fund Sub-Account      Class IA of Hartford Disciplined Equity HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Dividend and Growth HLS Fund Sub-Account     Class IA of Hartford Dividend and Growth HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Growth Opportunities HLS Fund Sub-Account    Class IA of Hartford Growth Opportunities HLS Fund
                                                      of Hartford Series Fund II, Inc.

                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
Hartford Index HLS Fund Sub-Account                   Class IA of Hartford Index HLS Fund, Inc.
Hartford International Opportunities HLS Fund         Class IA of Hartford International Opportunities HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford International Small Company HLS Fund         Class IA of Hartford International Small Company HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford MidCap Value HLS Fund Sub-Account            Class IA of Hartford MidCap Value HLS Fund of
                                                      Hartford Series Fund II, Inc.
Hartford Money Market HLS Fund Sub-Account            Class IA of Hartford Money Market HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Mortgage Securities HLS Fund Sub-Account     Class IA of Hartford Mortgage Securities HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Small Company HLS Fund Sub-Account           Class IA of Hartford Small Company HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Stock HLS Fund Sub-Account                   Class IA shares of Hartford Stock HLS Fund of
                                                      Hartford HLS Series Fund, Inc.
Hartford Value Opportunities HLS Fund Sub-Account     Class IA shares of Hartford Value Opportunities HLS
                                                      Fund of Hartford Series Fund II, Inc.
MFS New Discovery Series Sub-Account                  Initial Class of the MFS-Registered Trademark- New
                                                      Discovery Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
MFS Total Return Series Sub-Account                   Initial Class of the MFS-Registered Trademark- Total
                                                      Return Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
Mutual Shares Securities Fund Sub-Account             Class 2 of the Mutual Shares Securities Fund of the
                                                      Franklin Templeton Variable Insurance Products Trust
Putnam VT Capital Opportunities Sub-Account           Class IB of Putnam VT Capital Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT Equity Income Sub-Account                   Class IB of Putnam VT Equity Income Fund of Putnam
                                                      Variable Trust
Putnam VT Global Equity Sub-Account                   Class IB of Putnam VT Global Equity Fund of Putnam
                                                      Variable Trust
Putnam VT Growth and Income Sub-Account               Class IB of Putnam VT Growth and Income Fund of
                                                      Putnam Variable Trust
Putnam VT High Yield Sub-Account                      Class IB of Putnam VT High Yield Fund of Putnam
                                                      Variable Trust
Putnam VT Income Sub-Account                          Class IB of Putnam VT Income Fund of Putnam Variable
                                                      Trust
Putnam VT International Equity Sub-Account            Class IB of Putnam VT International Equity Fund of
                                                      Putnam Variable Trust
Putnam VT New Opportunities Sub-Account               Class IB of Putnam VT New Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT Voyager Sub-Account                         Class IB of Putnam VT Voyager Fund of Putnam
                                                      Variable Trust
Fidelity VIP Equity-Income Portfolio Sub-Account      Initial Class of Fidelity VIP Equity-Income
                                                      Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-  a bank deposit or obligation;

-  federally insured; or

-  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 SUMMARY OF BENEFITS AND RISKS                                             4
 ----------------------------------------------------------------------------
 FEE TABLES                                                                5
 ----------------------------------------------------------------------------
 ABOUT US                                                                  9
 ----------------------------------------------------------------------------
   Hartford Life and Annuity Insurance Company                             9
 ----------------------------------------------------------------------------
   Separate Account VL I                                                   9
 ----------------------------------------------------------------------------
   The Funds                                                               9
 ----------------------------------------------------------------------------
   The Fixed Account                                                      12
 ----------------------------------------------------------------------------
 CHARGES AND DEDUCTIONS                                                   12
 ----------------------------------------------------------------------------
 YOUR POLICY                                                              14
 ----------------------------------------------------------------------------
 PREMIUMS                                                                 17
 ----------------------------------------------------------------------------
 DEATH BENEFITS AND POLICY VALUES                                         19
 ----------------------------------------------------------------------------
 MAKING WITHDRAWALS FROM YOUR POLICY                                      20
 ----------------------------------------------------------------------------
 LOANS                                                                    20
 ----------------------------------------------------------------------------
 LAPSE AND REINSTATEMENT                                                  21
 ----------------------------------------------------------------------------
 FEDERAL TAX CONSIDERATIONS                                               22
 ----------------------------------------------------------------------------
 LEGAL PROCEEDINGS                                                        26
 ----------------------------------------------------------------------------
 GLOSSARY OF SPECIAL TERMS                                                28
 ----------------------------------------------------------------------------
 WHERE YOU CAN FIND MORE INFORMATION                                      29
 ----------------------------------------------------------------------------
 STATEMENT OF ADDITIONAL INFORMATION
 ----------------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

    - the Account Value on the date we receive due proof of the insured's death; or

    - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 40 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

RISKS OF YOUR POLICY


INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.


WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.


TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


         CHARGE                  WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Front-end Sales Load (1)   When you pay premium.                8% of each premium payment. In
                                                                Oregon, the maximum is 10% of each
                                                                premium payment.
Tax Charge on Premium      When you pay premium.                A percent of premium which varies
Payments                                                        by your state and municipality of
                                                                residence. The range of tax charge
                                                                is generally between 0% and 4%.
                                                                This rate will change if your state
                                                                or municipality changes its tax
                                                                charges. It may change if you
                                                                change your state or municipality
                                                                of residence.
Surrender Charge (2)       If you surrender your policy:        MINIMUM CHARGE
                           -  During the first 9 policy years;  $2.09 per $1,000 of the initial
                           -  Within 9 years of an unscheduled  Face Amount for a 10-year-old
                           increase in your Face Amount; or     female non-smoker.
                           -  Within 9 years of an increase in  MAXIMUM CHARGE
                           your Face Amount under the Cost of   $50.60 per $1,000 of the initial
                              Living Adjustment Rider, if       Face Amount for an 85-year-old male
                              elected.                          smoker.
                                                                CHARGE FOR A REPRESENTATIVE INSURED
                                                                $19.80 per $1,000 of the initial
                                                                Face Amount for a 50-year-old male
                                                                preferred non-smoker.
Transfer Fees              When you make a transfer after the   $25 per transfer.*
                           first transfer in any month.
Withdrawal Charge          When you take a withdrawal.          $10 per withdrawal.
Policy Continuation Rider  If you elect this rider, the charge  7% of Account Value is deducted when you exercise the
                           rider benefit.



*    Not currently being deducted.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


         CHARGE                  WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance Charges  Monthly.                             MINIMUM CHARGE
(2)                                                             $0.14 per $1,000 of the net amount
                                                                at risk for an 22-year-old female
                                                                preferred non-smoker in the first
                                                                year.
                                                                MAXIMUM CHARGE
                                                                $179.44 per $1,000 of the net
                                                                amount at risk for an 85-year-old
                                                                male smoker in the first year.
                                                                Charge for a representative insured
                                                                $1.17 per $1,000 of the net amount
                                                                at risk for a 50-year-old male
                                                                preferred non-smoker in the first
                                                                year.
Mortality and Expense      Monthly.                             0.75% per year.
Risk Charge (3)
Monthly per $1,000         Monthly.                             MINIMUM CHARGE
Charge (2)                                                      $0.5844 per $1,000 of initial Face
                                                                Amount (deducted on a monthly bases
                                                                at a rate of $0.0487 per month)
                                                                during the first year for all ages.
                                                                MAXIMUM CHARGE
                                                                $10.7904 per $1,000 of initial Face
                                                                Amount (deducted on a monthly bases
                                                                at a rate of $0.8992 per month)
                                                                during the first year for all ages
                                                                CHARGE FOR A REPRESENTATIVE INSURED
                                                                $4.14 per $1,000 of initial Face
                                                                Amount (deducted on a monthly bases
                                                                at a rate of $0.345 per month)
                                                                during the first year for a
                                                                50-year-old preferred non-nicotine
                                                                user
Administrative Charge      Monthly.                             $10
Loan Interest Rate (4)     Monthly if you have taken a loan on  5.0% annually
                           your policy.


(1) The maximum Front-end Sales Load is 8% of each premium payment in policy years 1 through 20 and 6% of each premium payment in policy years 21 or more.

(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(3) The maximum mortality and expense risk charge for policy years 1 -- 10 is equal to 0.75% per year. For policy years 11 -- 20 it is equal to 0.50%.

(4) During policy years 1 -- 10 the Loan Interest Rate is 5.0% for all Indebtedness. During policy years 11 and later the maximum Loan Interest Rate is 3.25% for Preferred Indebtedness and 4.25% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES -- CONTINUED


      RIDER CHARGES              WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Waiver of Specified        Monthly.                             MINIMUM CHARGE
Amount Disability Benefit                                       $0.04 per $1 of specified amount
Rider (1)                                                       for a 20-year-old male in the first
                                                                year.
                                                                MAXIMUM CHARGE
                                                                $0.20 per $1 of specified amount
                                                                for a 64-year-old female in the
                                                                first year.
                                                                CHARGE FOR A REPRESENTATIVE INSURED
                                                                $0.09 per $1 of specified amount
                                                                for a 50-year-old male in the first
                                                                year.
Term Insurance Rider (1)   Monthly.                             MINIMUM CHARGE
                                                                $0.14 per $1,000 of the net amount
                                                                at risk for a 22-year-old female
                                                                preferred non-smoker in the first
                                                                year.
                                                                MAXIMUM CHARGE
                                                                $179.44 per $1,000 of the net
                                                                amount at risk for an 85-year-old
                                                                male smoker in the first year.
                                                                CHARGE FOR A REPRESENTATIVE INSURED
                                                                $1.17 per $1,000 of the net amount
                                                                at risk for a 50-year-old male
                                                                preferred non-smoker in the first
                                                                year.
Accidental Death Benefit   Monthly.                             MINIMUM CHARGE
Rider (1)                                                       $0.083 per $1,000 of the net amount
                                                                at risk for a 10-year-old in the
                                                                first year.
                                                                MAXIMUM CHARGE
                                                                $0.18 per $1,000 of the net amount
                                                                at risk for a 60-year-old in the
                                                                first year.
                                                                CHARGE FOR A REPRESENTATIVE INSURED
                                                                $0.128 per $1,000 of the net amount
                                                                at risk for a 50-year-old in the
                                                                first year.
Deduction Amount Waiver    Monthly.                             MINIMUM CHARGE
Rider (1)                                                       6.9% of the monthly deduction
                                                                amount for a 20 -year-old male
                                                                preferred non-smoker in the first
                                                                year.
                                                                MAXIMUM CHARGE
                                                                33.3% of the monthly deduction
                                                                amount for a 55-year-old female in
                                                                the first year.
                                                                CHARGE FOR A REPRESENTATIVE INSURED
                                                                12.6% of the monthly deduction
                                                                amount for a 50-year old male
                                                                preferred non-smoker in the first
                                                                year
Enhanced No Lapse          Monthly.                             MINIMUM CHARGE
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for
                                                                a 1-year-old.
                                                                MAXIMUM CHARGE
                                                                $0.10 per $1,000 of Face Amount for
                                                                an 80-year-old.
                                                                CHARGE FOR A REPRESENTATIVE INSURED
                                                                $0.04 per $1,000 of Face Amount for
                                                                a 50-year-old.
Lifetime No Lapse          Monthly.                             MINIMUM CHARGE
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for
                                                                a 1-year-old.
                                                                MAXIMUM CHARGE
                                                                $0.06 per $1,000 of Face Amount for
                                                                an 80-year-old.
                                                                CHARGE FOR A REPRESENTATIVE INSURED
                                                                $0.01 per $1,000 of Face Amount for
                                                                a 50-year-old.
Child Insurance Rider      Monthly.                             The fee is $6.00 per $1,000 of
                                                                coverage.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. Actual fees and expenses for the underlying Funds vary daily. Because of this, the fees and expenses for any given day may be greater than or less than the Total Annual Fund Operating Expenses listed below, on an annualized basis. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
Total Fund Operating Expenses                                  0.44%      2.21%
---------------------------------------------------------------------------------



                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)

                                                                                   TOTAL ANNUAL
                                                                                       FUND
                                                                                     OPERATING
                                                                                     EXPENSES
                                                                                      (BEFORE
                                                              12B-1                 CONTRACTUAL                      TOTAL
                                                            DISTRIBUTION                FEE         CONTRACTUAL      ANNUAL
                                                             AND/OR                 WAIVERS OR      FEE WAIVERS       FUND
                                               MANAGEMENT   SERVICING    OTHER        EXPENSE       OR EXPENSE     OPERATING
                                                  FEES        FEES      EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund --
  Class 2                                        0.40%        0.25%      0.02%         0.67%            N/A          0.67%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund -- Class 2 (1)                            0.50%        0.25%      0.01%         0.76%            N/A          0.76%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2              0.45%        0.25%      0.02%         0.72%            N/A          0.72%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2     0.66%        0.25%      0.04%         0.95%            N/A          0.95%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund -- Class 2                                0.80%        0.25%      0.03%         1.08%            N/A          1.08%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2            0.37%        0.25%      0.02%         0.64%            N/A          0.64%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund -- Class 2     0.33%        0.25%      0.01%         0.59%            N/A          0.59%
-----------------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2     0.57%        0.25%      0.06%         0.88%            N/A          0.88%
-----------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2         0.85%        0.25%      0.07%         1.17%            N/A          1.17%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I                                       0.73%         N/A       0.34%         1.07%           0.00%         1.07%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I         0.61%         N/A       0.24%         0.85%           0.00%         0.85%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2)         0.48%        0.00%      0.09%         0.57%            N/A          0.57%
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund --
  Class 2 (3)                                    0.60%        0.25%      0.20%         1.05%            N/A          1.05%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund --
  Class 2                                        0.57%        0.25%      0.19%         1.01%           0.02%         0.99%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA           0.63%         N/A       0.04%         0.67%            N/A          0.67%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA               0.47%         N/A       0.03%         0.50%            N/A          0.50%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund --
  Class IA                                       0.64%         N/A       0.05%         0.69%            N/A          0.69%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class
  IA                                             0.73%         N/A       0.05%         0.78%            N/A          0.78%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund --
  Class IA                                       0.65%         N/A       0.04%         0.69%            N/A          0.69%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund --
  Class IA                                       0.62%         N/A       0.02%         0.64%            N/A          0.64%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA              0.40%         N/A       0.04%         0.44%            N/A          0.44%
-----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
  Fund -- Class IA                               0.73%         N/A       0.10%         0.83%            N/A          0.83%
-----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
  Fund -- Class IA                               0.85%         N/A       0.38%         1.23%            N/A          1.23%
-----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund -- Class IA       0.79%         N/A       0.04%         0.83%            N/A          0.83%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA       0.45%         N/A       0.04%         0.49%            N/A          0.49%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund --
  Class IA                                       0.45%         N/A       0.04%         0.49%            N/A          0.49%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund -- Class IA      0.72%         N/A       0.04 %        0.76%            N/A          0.76%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA              0.46%         N/A       0.03%         0.49%            N/A          0.49%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund --
  Class IA                                       0.68%         N/A       0.03%         0.71%            N/A          0.71%
-----------------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                   TOTAL ANNUAL
                                                                                       FUND
                                                                                     OPERATING
                                                                                     EXPENSES
                                                                                      (BEFORE
                                                              12B-1                 CONTRACTUAL                      TOTAL
                                                            DISTRIBUTION                FEE         CONTRACTUAL      ANNUAL
                                                             AND/OR                 WAIVERS OR      FEE WAIVERS       FUND
                                               MANAGEMENT   SERVICING    OTHER        EXPENSE       OR EXPENSE     OPERATING
                                                  FEES        FEES      EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series -- Initial Class                        0.90%         N/A       0.14%         1.04%            N/A          1.04%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series -- Initial Class                        0.75%         N/A       0.09%         0.84%            N/A          0.84%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund --
  Class IB (4)                                   0.65%        0.25%      1.31%         2.21%           0.91%         1.30%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund -- Class IB (4)     0.65%        0.25%      0.67%         1.57%           0.27%         1.30%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund -- Class IB         0.77%        0.25%      0.15%         1.17%            N/A          1.17%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -- Class IB     0.48%        0.25%      0.05%         0.78%            N/A          0.78%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund -- Class IB            0.67%        0.25%      0.11%         1.03%            N/A          1.03%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund -- Class IB                0.59%        0.25%      0.09%         0.93%            N/A          0.93%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -- Class
  IB                                             0.76%        0.25%      0.18%         1.19%            N/A          1.19%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -- Class IB     0.59%        0.25%      0.08%         0.92%            N/A          0.92%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB               0.55%        0.25%      0.07%         0.87%            N/A          0.87%
-----------------------------------------------------------------------------------------------------------------------------



(1) Capital Research and Management Company voluntarily reduced fees for investment advisory services. With this fee waiver, the Total Annual Fund Operating Expense for this Fund would be 0.74%.



(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the "Total Annual Fund Operating Expenses" for the fund would be: 0.62% for Fidelity VIP Asset Manager Portfolio; 0.65% for Fidelity VIP Contrafund-Registered Trademark- Portfolio; 0.56% for Fidelity VIP Equity-Income Portfolio; 0.86% for Fidelity VIP Overseas Portfolio. These offsets may be discontinued at any time.



(3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.



(4) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             7/17/03       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/01/03      AA-    Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   1/09/04      AA     Financial strength
------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.


AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.


HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.


HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.


HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.


HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.


PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.


PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).


PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.


PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index.

INVESTMENT ADVISORS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.


American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares, and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.



Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.


Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.


Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series and Value Series.


The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Equity-Income Portfolio.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.


The Fixed Account may not be available in all states.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load. The amount allocated after the deduction is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current and maximum sales load in policy year 1 is 8%. The current sales load after policy year 1 is 4%. The maximum sales load is 8% in policy years 2 through 20 and 6% thereafter. In Oregon, the current and maximum sales load in policy year 1 is 10%. The current sales load in Oregon after policy year 1 is 6%. The maximum sales load in Oregon is 10% in policy years 2 through 20 and 8% thereafter.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the monthly per $1,000 charge;

- the mortality and expense risk charge;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.


Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50 for initial Face Amounts of $100,000 and above. The current charge for initial Face Amounts below $100,000 is $10 per month. The maximum administrative charge is $10 per month for all initial Face Amounts.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 years, the current and maximum mortality and expense risk charge is 1/12 of 0.75% of your Account Value in the Sub-Accounts. During years 11 to 20, the current rate is 1/12 of 0.25% and the maximum rate is 1/12 of 0.50% of your Account Value in the Sub-Accounts. After the 20th year there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge is deducted for a period of:

- 7 years after you purchase your policy; and

- 7 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected.

The total Monthly Per $1,000 Charge is equal to:

- the applicable Monthly Per $1,000 rates; multiplied by

- the applicable Face Amounts; divided by

- $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount Death Benefit option issue age or age at time of a Face Amount increase, sex and insurance class. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

- During the first 9 policy years;

- Within 9 years an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.

The amount of surrender charge is individualized based on the Insured's age, sex, and insurance class on the date of issue. The surrender charges by policy year are shown in your policy. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


You may transfer Account Value once a month without a charge. Although we do not currently do so, we may charge up to $25 for each transfer in excess of one per calendar month. We reserve the right to limit the size of transfers, remaining balances and to limit the number and frequency of transfers.


LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the procedure to your policy during each policy year.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a
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pattern of transfers that is disadvantageous or potentially harmful to other
Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS


DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.


You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.


The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can only participate in one model at a time.



ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Each rider involves additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ESTATE TAX REPEAL BENEFIT RIDER -- In the news media you may have read that the federal Estate Tax law will expire in 2011 if Congress takes no action before then. Although it seems unlikely that Congress would allow the federal Estate
Tax law to expire, if this were to happen it might affect your estate planning and you may no longer want this policy. So this rider allows you to terminate your policy and receive the Account Value without any deduction for Surrender Charges if there is no federal Estate Tax law in effect during 2011. We must receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If you become disabled, you may not be able to work and if your earnings decrease, you may have a difficult time paying your life insurance premiums to keep your policy inforce. So under this rider, if the insured becomes totally disabled, we will credit the policy with an amount specified in your policy, for as long as the insured remains totally disabled. This will help keep your policy inforce if you fall behind on your premium payments. You choose the level of coverage when you select the rider. The charge for this rider will continue to be deducted during total disability until the rider terminates.

TERM INSURANCE RIDER -- You may want additional life insurance coverage by using term life insurance. By selecting the Term Insurance Rider, you can increase your policy's Face Amount at a cost that would be lower than if you purchased the term life insurance through a single policy. Under this rider we will pay the term life insurance benefit when the insured dies. This rider is not covered by your policy's No-Lapse Guarantee.

ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies. You choose the level of coverage when you select the rider.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. If you become disabled and fall behind on your premium payments, the continued deduction of the Monthly Deduction Amounts without paying the premium could risk your policy to default and terminate. So under the Deduction Amount Waiver Rider, while the insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your policy inforce if you fall behind on your premium payments.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider. This rider may not be available in all policies.

NO LAPSE GUARANTEE RIDERS

ENHANCED NO LAPSE GUARANTEE RIDER -- There are circumstances that could cause your policy to terminate or "lapse." So your policy has a built-in "No Lapse Guarantee" that will provide a minimum level of death benefit protection for a limited time after your policy would have otherwise terminated. The built-in No Lapse Guarantee is described in the section of this prospectus entitled "Lapse and Reinstatement." If you elect the Enhanced No Lapse Guarantee Rider, it allows you to lengthen the period of time that the built-in No Lapse Guarantee will remain in effect. This period of time is called the "No Lapse Guarantee Period," which may be extended under the rider as follows:

- If the insured is age 60 or younger you may choose to extend the No Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No Lapse Guarantee Period to age 90.

LIFETIME NO LAPSE GUARANTEE RIDER -- Under this rider, you may extend the No Lapse Guarantee Period for the life of the insured.

See "Lapse and Reinstatement" for a more complete description of the No Lapse Guarantee, the Enhanced No Lapse Guarantee Rider, and the Lifetime No Lapse Guarantee Rider.

POLICY CONTINUATION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second Option or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your
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beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

- Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied periodically under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

- Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

- An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date, you may elect one of two options.

Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

- The Face Amount will be set equal to the Death Benefit on the maturity date;

- the Death Benefit Option will be changed to Option A (Level Option).

Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted;

- no further premium payments will be accepted.

- all additional benefits provided by rider will terminate at the scheduled maturity date; and

- the policy may terminate due to excessive Indebtedness.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.
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PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.


You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first,
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multiplying the number of accumulation units in each Sub-Account as of the
Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

    - the Account Value on the date we receive due proof of the insured's death; or

    - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

    - the Account Value on the date we receive due proof of death of the insured; or

    - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code.
The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used)
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                    A           B
------------------------------------------------------
 Face Amount                     $50,000     $50,000
------------------------------------------------------
 Account Value                    23,000      17,000
------------------------------------------------------
 Specified Percentage               250%        250%
------------------------------------------------------
 Death Benefit Option              Level       Level
------------------------------------------------------

In Example A, the death benefit equals $57,500, i.e., the greater of $50,000 (the Face Amount) or $57,500 (the Account Value at the date of death of $23,000, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $50,000, i.e., the greater of $50,000 (the Face Amount) or $42,500 (the Account Value of $17,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the monthly deduction amount for the first month after the effective date of the increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------
effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.


POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                          PORTION OF      INTEREST RATE
 DURING POLICY YEARS     INDEBTEDNESS        CHARGED
---------------------------------------------------------
        1-10                 All                5%
---------------------------------------------------------
    11 and later          Preferred           3.25%
                        Non-Preferred         4.25%
---------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD -- Your policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the No Lapse Guarantee is not available.

If the policy goes into default, we will send You a lapse notice to warn you that the policy is in danger of terminating. This notice will be mailed at least 30 days before your coverage is to terminate. It will be mailed both to you and to any assignee of record. This lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date your policy goes into default.

We will keep your policy inforce for the 61-day period following the date your policy goes into default. We call that period the "Grace Period." However, if we have not received the required premiums (specified in your lapse notice) by the end of the Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death proceeds.

NO LAPSE GUARANTEE -- The policy will remain inforce at the end of the policy Grace Period as long as the No Lapse Guarantee is available. The No Lapse Guarantee is available as long as:

- The policy is issued to an insured age 75 or less;

- The No Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No Lapse Guarantee Period is:

- 10 years on policies issued to an insured age 65 or less; or

- to age 75 on policies issued to an insured between the ages of 66 and 69; or

- 5 years on policies issued to an insured between the ages of 70 and 75.

While the No Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly No Lapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No Lapse Guarantee Premium, which will be used in calculating the Cumulative No Lapse Guarantee Premium in subsequent months.

ENHANCED NO LAPSE GUARANTEE RIDER -- If you select the Enhanced No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period as follows:

- If the insured is age 60 or younger you may choose to extend the No Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the
  No Lapse Guarantee Period to age 90.
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

With the Enhanced No Lapse Guarantee Rider, the policy will go into default after the 10th policy anniversary if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default after the 10th policy anniversary, and the No Lapse Guarantee remains available under the Enhanced No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

- the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

- any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

LIFETIME NO LAPSE GUARANTEE RIDER -- If you select the Lifetime No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period to the end of the life of the insured.

With the Lifetime No Lapse Guarantee Rider, the policy will go into default if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default, and the No Lapse Guarantee remains available under the Lifetime No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

- the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

- any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

GRACE PERIOD FOR LIFETIME NO LAPSE GUARANTEE RIDER -- If on any Monthly Activity Date, after the second policy anniversary, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, are less than the Cumulative No Lapse Guarantee Premium on the Monthly Activity Date 24 months prior to the current Monthly Activity Date, a No Lapse Guarantee Grace Period of 61 days will begin. A notice will be mailed at least 30 days prior to termination of the No Lapse Guarantee. It will be mailed both to you and to any assignee of record, at the last known address(es). That notice will warn you that you are in danger of losing the Lifetime No Lapse Guarantee and will tell you the amount of premium you need to pay to continue the Lifetime No Lapse Guarantee.

The Lifetime No Lapse Guarantee will be removed from the policy if the required premium is not paid by the end of the Lifetime No Lapse Guarantee Grace Period. You will receive a written notification of the change and the Lifetime No Lapse Guarantee will never again be available or in effect on the policy.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

FINANCIAL STATEMENTS

Financial statements of the Separate Account and Hartford may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or write to us at:

Hartford Life and Annuity Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------
detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.


We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.


There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a 'split-dollar life insurance arrangement' broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/ donee and corporations/shareholder arrangements.


Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.


Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.



In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.



Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.



On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load.

NO-LAPSE GUARANTEE PREMIUM: The amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. you should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-07329

                                    PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
STAG PROTECTOR II VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2004
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                            3
 ------------------------------------------------------------------------------
 SERVICES                                                                   3
 ------------------------------------------------------------------------------
 EXPERTS                                                                    3
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                               3
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                       4
 ------------------------------------------------------------------------------
 PERFORMANCE DATA                                                           5
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 ------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.


During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2003: $36,950,720.77; 2002: $42,906,757; and
2001: $48,498,384.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current and maximum sales load in policy year 1 is 8%. The current sales load after policy year 1 is 4%. The maximum sales load is 8% in policy years 2 through 20 and 6% thereafter.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.


Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") comprising the AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, MFS New Discovery Series, MFS Total Return Series, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund and the Putnam VT Equity Income Fund, (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Life and Annuity Insurance Company Separate Account VL I as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                AIM V.I.
                                MID CAP             AIM V.I.         AMERICAN FUNDS
                              CORE EQUITY        PREMIER EQUITY     ASSET ALLOCATION
                                  FUND                FUND                FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
                           ------------------  ------------------  -------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                 --                   --
      Class IB...........        --                 --                   --
      Other class .......          83,434             10,443              456,568
                               ==========           ========           ==========
    Cost:
      Class IA...........        --                 --                   --
      Class IB...........        --                 --                   --
      Other class .......      $  963,964           $198,008           $6,328,215
                               ==========           ========           ==========
    Market Value:
      Class IA...........        --                 --                   --
      Class IB...........        --                 --                   --
      Other class........      $1,006,216           $211,263           $6,624,797
                               ==========           ========           ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............           7,244                 33               27,840
  Receivable from fund
   shares sold...........        --                 --                   --
  Other assets...........        --                 --                   --
                               ----------           --------           ----------
  Total Assets...........       1,013,460            211,296            6,652,637
                               ----------           --------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                 --                   --
  Payable for fund shares
   purchased.............           7,244                 33               27,840
  Other liabilities......        --                        1             --
                               ----------           --------           ----------
  Total Liabilities......           7,244                 34               27,840
                               ----------           --------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $1,006,216           $211,262           $6,624,797
                               ==========           ========           ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS   AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME    INTERNATIONAL
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND             FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                --              --              --              --
      Class IB...........       --                --                --              --              --              --
      Other class .......        392,960           274,649          967,485       1,403,599       2,221,533          386,502
                              ==========        ==========      ===========     ===========     ===========       ==========
    Cost:
      Class IA...........       --                --                --              --              --              --
      Class IB...........       --                --                --              --              --              --
      Other class .......     $3,422,182        $3,026,443      $12,391,176     $56,257,935     $64,806,953       $4,728,068
                              ==========        ==========      ===========     ===========     ===========       ==========
    Market Value:
      Class IA...........       --                --                --              --              --              --
      Class IB...........       --                --                --              --              --              --
      Other class........     $3,678,103        $3,095,291      $14,754,148     $63,863,750     $74,376,916       $5,179,125
                              ==========        ==========      ===========     ===========     ===========       ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............          1,618             1,575           52,008          74,536          48,641           50,212
  Receivable from fund
   shares sold...........       --                --                --              --              --              --
  Other assets...........              1          --                --                   26             158                1
                              ----------        ----------      -----------     -----------     -----------       ----------
  Total Assets...........      3,679,722         3,096,866       14,806,156      63,938,312      74,425,715        5,229,338
                              ----------        ----------      -----------     -----------     -----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --                --              --              --              --
  Payable for fund shares
   purchased.............          1,618             1,575           52,008          74,536          48,641           50,212
  Other liabilities......       --                --                     17         --              --              --
                              ----------        ----------      -----------     -----------     -----------       ----------
  Total Liabilities......          1,618             1,575           52,025          74,536          48,641           50,212
                              ----------        ----------      -----------     -----------     -----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $3,678,104        $3,095,291      $14,754,131     $63,863,776     $74,377,074       $5,179,126
                              ==========        ==========      ===========     ===========     ===========       ==========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class .......        127,552
                              ==========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class .......     $1,391,963
                              ==========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........     $1,522,967
                              ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         45,711
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                              ----------
  Total Assets...........      1,568,678
                              ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............         45,711
  Other liabilities......       --
                              ----------
  Total Liabilities......         45,711
                              ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,522,967
                              ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME
                                FUND         PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --             --              --
      Class IB...........       --             --              --
      Other class .......       527,430        287,406       1,402,458
                             ==========     ==========     ===========
    Cost:
      Class IA...........       --             --              --
      Class IB...........       --             --              --
      Other class .......    $5,919,665     $4,523,902     $31,364,962
                             ==========     ==========     ===========
    Market Value:
      Class IA...........       --             --              --
      Class IB...........       --             --              --
      Other class........    $7,426,215     $4,155,891     $32,508,972
                             ==========     ==========     ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        43,308        --               47,142
  Receivable from fund
   shares sold...........       --              17,142         --
  Other assets...........             1              2              42
                             ----------     ----------     -----------
  Total Assets...........     7,469,524      4,173,035      32,556,156
                             ----------     ----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              17,142         --
  Payable for fund shares
   purchased.............        43,308        --               47,142
  Other liabilities......            22              1               1
                             ----------     ----------     -----------
  Total Liabilities......        43,330         17,143          47,143
                             ----------     ----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $7,426,194     $4,155,892     $32,509,013
                             ==========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           FIDELITY VIP      FRANKLIN                                                            HARTFORD CAPITAL
                             OVERSEAS    SMALL CAP VALUE     MUTUAL SHARES     HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            PORTFOLIO    SECURITIES FUND    SECURITIES FUND        HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ----------------  ------------------  -----------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --                 --                 4,041,855        6,016,022        3,386,682
      Class IB...........      --             --                 --                  --                --              --
      Other class .......      301,182         147,454            147,426            --                --              --
                            ==========      ==========         ==========         ===========      ===========     ============
    Cost:
      Class IA...........      --             --                 --               $99,890,779      $69,432,265     $154,782,855
      Class IB...........      --             --                 --                  --                --              --
      Other class .......   $6,316,993      $1,669,690         $2,042,850            --                --              --
                            ==========      ==========         ==========         ===========      ===========     ============
    Market Value:
      Class IA...........      --             --                 --               $91,636,741      $74,100,264     $152,088,089
      Class IB...........      --             --                 --                  --                --              --
      Other class........   $4,695,420      $1,868,245         $2,195,174            --                --              --
                            ==========      ==========         ==========         ===========      ===========     ============
  Due from Hartford Life
   and Annuity Insurance
   Company...............        1,503           2,936             15,458              16,895          --               137,473
  Receivable from fund
   shares sold...........      --             --                 --                  --                 83,571         --
  Other assets...........            2        --                        1                  34              100               22
                            ----------      ----------         ----------         -----------      -----------     ------------
  Total Assets...........    4,696,925       1,871,181          2,210,633          91,653,670       74,183,935      152,225,584
                            ----------      ----------         ----------         -----------      -----------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --                 --                  --                 83,571         --
  Payable for fund shares
   purchased.............        1,503           2,936             15,458              16,895          --               137,473
  Other liabilities......      --             --                 --                  --                --              --
                            ----------      ----------         ----------         -----------      -----------     ------------
  Total Liabilities......        1,503           2,936             15,458              16,895           83,571          137,473
                            ----------      ----------         ----------         -----------      -----------     ------------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $4,695,422      $1,868,245         $2,195,175         $91,636,775      $74,100,364     $152,088,111
                            ==========      ==========         ==========         ===========      ===========     ============

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      3,618,826
      Class IB...........       --
      Other class .......       --
                             ===========
    Cost:
      Class IA...........    $67,634,384
      Class IB...........       --
      Other class .......       --
                             ===========
    Market Value:
      Class IA...........    $67,915,427
      Class IB...........       --
      Other class........       --
                             ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         52,721
  Receivable from fund
   shares sold...........       --
  Other assets...........             50
                             -----------
  Total Assets...........     67,968,198
                             -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............         52,721
  Other liabilities......       --
                             -----------
  Total Liabilities......         52,721
                             -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $67,915,477
                             ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       184,626          128,985          368,957
      Class IB...........       --               --              --
      Other class .......       --               --              --
                             ==========       ==========       ==========
    Cost:
      Class IA...........    $2,083,422       $1,819,296       $1,736,336
      Class IB...........       --               --              --
      Other class .......       --               --              --
                             ==========       ==========       ==========
    Market Value:
      Class IA...........    $2,051,866       $2,002,725       $1,799,446
      Class IB...........       --               --              --
      Other class........       --               --              --
                             ==========       ==========       ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --              --
  Receivable from fund
   shares sold...........            20               60            5,318
  Other assets...........       --                     6                2
                             ----------       ----------       ----------
  Total Assets...........     2,051,886        2,002,791        1,804,766
                             ----------       ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            20               60            5,318
  Payable for fund shares
   purchased.............       --               --              --
  Other liabilities......             1          --              --
                             ----------       ----------       ----------
  Total Liabilities......            21               60            5,318
                             ----------       ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $2,051,865       $2,002,731       $1,799,448
                             ==========       ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                           HARTFORD         HARTFORD
                                HARTFORD             HARTFORD           HARTFORD        INTERNATIONAL     INTERNATIONAL
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES       INDEX         SMALL COMPANY     OPPORTUNITIES
                                HLS FUND             HLS FUND           HLS FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT (B)      SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------------  ---------------  ------------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       1,275,942               88,301           2,167,010           62,094          1,878,030
      Class IB...........        --                  --                   --               --                  --
      Other class .......        --                  --                   --               --                  --
                              ===========           ==========         ===========         ========        ===========
    Cost:
      Class IA...........     $15,135,398           $1,890,484         $70,126,662         $783,465        $24,463,239
      Class IB...........        --                  --                   --               --                  --
      Other class .......        --                  --                   --               --                  --
                              ===========           ==========         ===========         ========        ===========
    Market Value:
      Class IA...........     $14,294,218           $2,081,688         $64,136,200         $783,347        $18,987,309
      Class IB...........        --                  --                   --               --                  --
      Other class........        --                  --                   --               --                  --
                              ===========           ==========         ===========         ========        ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............           6,906                9,099             183,810              891             25,550
  Receivable from fund
   shares sold...........        --                  --                   --               --                  --
  Other assets...........              21            --                         12         --                        8
                              -----------           ----------         -----------         --------        -----------
  Total Assets...........      14,301,145            2,090,787          64,320,022          784,238         19,012,867
                              -----------           ----------         -----------         --------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                   --               --                  --
  Payable for fund shares
   purchased.............           6,906                9,099             183,810              891             25,550
  Other liabilities......        --                  --                          1         --                  --
                              -----------           ----------         -----------         --------        -----------
  Total Liabilities......           6,906                9,099             183,811              891             25,550
                              -----------           ----------         -----------         --------        -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $14,294,239           $2,081,688         $64,136,211         $783,347        $18,987,317
                              ===========           ==========         ===========         ========        ===========


                            HARTFORD         HARTFORD
                             MIDCAP        MIDCAP VALUE
                            HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -----------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    2,751,125         237,536
      Class IB...........      --             --
      Other class .......      --             --
                           ===========      ==========
    Cost:
      Class IA...........  $58,382,119      $2,698,469
      Class IB...........      --             --
      Other class .......      --             --
                           ===========      ==========
    Market Value:
      Class IA...........  $67,772,639      $2,937,288
      Class IB...........      --             --
      Other class........      --             --
                           ===========      ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       26,918          34,917
  Receivable from fund
   shares sold...........      --             --
  Other assets...........            1        --
                           -----------      ----------
  Total Assets...........   67,799,558       2,972,205
                           -----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --
  Payable for fund shares
   purchased.............       26,918          34,917
  Other liabilities......           24        --
                           -----------      ----------
  Total Liabilities......       26,942          34,917
                           -----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $67,772,616      $2,937,288
                           ===========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             HARTFORD         HARTFORD          HARTFORD
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY
                             HLS FUND         HLS FUND          HLS FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........   94,605,595           986,908         2,508,706
      Class IB...........      --              --                  --
      Other class .......      --              --                  --
                           ===========       ===========       ===========
    Cost:
      Class IA...........  $94,605,595       $11,533,726       $36,780,041
      Class IB...........      --              --                  --
      Other class .......      --              --                  --
                           ===========       ===========       ===========
    Market Value:
      Class IA...........  $94,605,595       $11,686,178       $36,341,906
      Class IB...........      --              --                  --
      Other class........      --              --                  --
                           ===========       ===========       ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............      453,801             9,262            24,282
  Receivable from fund
   shares sold...........      --              --                  --
  Other assets...........      --                      1                14
                           -----------       -----------       -----------
  Total Assets...........   95,059,396        11,695,441        36,366,202
                           -----------       -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              --                  --
  Payable for fund shares
   purchased.............      453,801             9,262            24,282
  Other liabilities......            3                10           --
                           -----------       -----------       -----------
  Total Liabilities......      453,804             9,272            24,282
                           -----------       -----------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $94,605,592       $11,686,169       $36,341,920
                           ===========       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                HARTFORD                                               PUTNAM VT      PUTNAM VT
                           HARTFORD STOCK  VALUE OPPORTUNITIES      MFS NEW           MFS TOTAL       DIVERSIFIED   GLOBAL ASSET
                              HLS FUND          HLS FUND        DISCOVERY SERIES    RETURN SERIES     INCOME FUND  ALLOCATION FUND
                            SUB-ACCOUNT      SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------------  ----------------  ------------------  -----------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      2,175,226          59,882             --                 --               260,456        113,121
      Class IB...........       --              --                   --                 --                --            --
      Other class .......       --              --                    34,106             119,754          --            --
                            ============        ========            ========          ==========      ==========     ==========
    Cost:
      Class IA...........   $126,367,311        $827,879             --                 --            $2,458,577     $2,076,363
      Class IB...........       --              --                   --                 --                --            --
      Other class .......       --              --                  $461,142          $2,218,163          --            --
                            ============        ========            ========          ==========      ==========     ==========
    Market Value:
      Class IA...........   $ 96,509,924        $917,835             --                 --            $2,427,445     $1,519,218
      Class IB...........       --              --                   --                 --                --            --
      Other class........       --              --                  $476,122          $2,344,775          --            --
                            ============        ========            ========          ==========      ==========     ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         69,917           1,077               7,121              26,226          --            --
  Receivable from fund
   shares sold...........       --              --                   --                 --                 6,288        --
  Other assets...........       --              --                   --                 --                --            --
                            ------------        --------            --------          ----------      ----------     ----------
  Total Assets...........     96,579,841         918,912             483,243           2,371,001       2,433,733      1,519,218
                            ------------        --------            --------          ----------      ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --                   --                 --                 6,288        --
  Payable for fund shares
   purchased.............         69,917           1,077               7,121              26,226          --            --
  Other liabilities......             25        --                         1            --                --            --
                            ------------        --------            --------          ----------      ----------     ----------
  Total Liabilities......         69,942           1,077               7,122              26,226           6,288        --
                            ------------        --------            --------          ----------      ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $ 96,509,899        $917,835            $476,121          $2,344,775      $2,427,445     $1,519,218
                            ============        ========            ========          ==========      ==========     ==========

                             PUTNAM VT
                           GLOBAL EQUITY
                               FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       943,911
      Class IB...........         8,319
      Other class .......       --
                            ===========
    Cost:
      Class IA...........   $17,949,809
      Class IB...........        70,141
      Other class .......       --
                            ===========
    Market Value:
      Class IA...........   $ 8,740,615
      Class IB...........        76,450
      Other class........       --
                            ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........        22,593
  Other assets...........             1
                            -----------
  Total Assets...........     8,839,659
                            -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        22,593
  Payable for fund shares
   purchased.............       --
  Other liabilities......             1
                            -----------
  Total Liabilities......        22,594
                            -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $ 8,817,065
                            ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            PUTNAM VT      PUTNAM VT       PUTNAM VT
                           GROWTH AND   HEALTH SCIENCES   HIGH YIELD
                           INCOME FUND       FUND            FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    1,137,206       478,956        1,582,096
      Class IB...........        7,840       --                77,469
      Other class .......      --            --               --
                           ===========    ==========      ===========
    Cost:
      Class IA...........  $29,826,933    $5,818,487      $13,914,160
      Class IB...........      166,525       --               591,820
      Other class .......      --            --               --
                           ===========    ==========      ===========
    Market Value:
      Class IA...........  $26,599,253    $5,287,672      $12,609,302
      Class IB...........      182,359       --               615,105
      Other class........      --            --               --
                           ===========    ==========      ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       24,505       --                 9,241
  Receivable from fund
   shares sold...........      --                770          --
  Other assets...........      --            --                     1
                           -----------    ----------      -----------
  Total Assets...........   26,806,117     5,288,442       13,233,648
                           -----------    ----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                770          --
  Payable for fund shares
   purchased.............       24,505       --                 9,241
  Other liabilities......            1       --               --
                           -----------    ----------      -----------
  Total Liabilities......       24,506           770            9,241
                           -----------    ----------      -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $26,781,611    $5,287,672      $13,224,407
                           ===========    ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                            PUTNAM VT                            PUTNAM VT
                                          INTERNATIONAL      PUTNAM VT         INTERNATIONAL                     PUTNAM VT
                             PUTNAM VT     GROWTH AND      INTERNATIONAL     NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                            INCOME FUND    INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND      FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  -----------------  --------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       908,732        212,886        1,883,794            172,606           481,569      2,842,943
      Class IB...........        16,908        --                53,119           --                 --             --
      Other class .......       --             --              --                 --                 --             --
                            ===========     ==========      ===========         ==========        ==========     ==========
    Cost:
      Class IA...........   $11,569,054     $3,041,748      $28,002,994         $3,663,908        $6,504,769     $2,842,943
      Class IB...........       214,514        --               637,524           --                 --             --
      Other class .......       --             --              --                 --                 --             --
                            ===========     ==========      ===========         ==========        ==========     ==========
    Market Value:
      Class IA...........   $11,731,733     $2,416,252      $24,338,612         $1,926,282        $4,305,228     $2,842,943
      Class IB...........       217,094        --               682,574           --                 --             --
      Other class........       --             --              --                 --                 --             --
                            ===========     ==========      ===========         ==========        ==========     ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         3,956        --              --                 --                 --             --
  Receivable from fund
   shares sold...........       --               6,770           17,034                440             1,403         10,629
  Other assets...........       --                   1                1           --                 --                  12
                            -----------     ----------      -----------         ----------        ----------     ----------
  Total Assets...........    11,952,783      2,423,023       25,038,221          1,926,722         4,306,631      2,853,584
                            -----------     ----------      -----------         ----------        ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               6,770           17,034                440             1,403         10,629
  Payable for fund shares
   purchased.............         3,956        --              --                 --                 --             --
  Other liabilities......       --             --                     4           --                 --             --
                            -----------     ----------      -----------         ----------        ----------     ----------
  Total Liabilities......         3,956          6,770           17,038                440             1,403         10,629
                            -----------     ----------      -----------         ----------        ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $11,948,827     $2,416,253      $25,021,183         $1,926,282        $4,305,228     $2,842,955
                            ===========     ==========      ===========         ==========        ==========     ==========


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       1,048,454
      Class IB...........          12,940
      Other class .......        --
                              ===========
    Cost:
      Class IA...........     $31,362,316
      Class IB...........         189,143
      Other class .......        --
                              ===========
    Market Value:
      Class IA...........     $16,167,167
      Class IB...........         197,072
      Other class........        --
                              ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........          14,631
  Other assets...........        --
                              -----------
  Total Assets...........      16,378,870
                              -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          14,631
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                              -----------
  Total Liabilities......          14,631
                              -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $16,364,239
                              ===========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       372,513          432,375
      Class IB...........       --              --
      Other class .......       --              --
                             ==========       ==========
    Cost:
      Class IA...........    $4,765,901       $8,882,003
      Class IB...........       --              --
      Other class .......       --              --
                             ==========       ==========
    Market Value:
      Class IA...........    $5,341,836       $2,404,005
      Class IB...........       --              --
      Other class........       --              --
                             ==========       ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Receivable from fund
   shares sold...........         4,575           19,026
  Other assets...........             1         --
                             ----------       ----------
  Total Assets...........     5,346,412        2,423,031
                             ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         4,575           19,026
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --                     1
                             ----------       ----------
  Total Liabilities......         4,575           19,027
                             ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $5,341,837       $2,404,004
                             ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                            PUTNAM VT                                                    PUTNAM VT
                           THE GEORGE      PUTNAM VT                                      CAPITAL            PUTNAM VT
                           PUTNAM FUND  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT      OPPORTUNITIES           EQUITY
                            OF BOSTON   AND INCOME FUND   VISTA FUND   VOYAGER FUND         FUND            INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------  ----------------  -----------  ------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     455,411         224,848        263,461     1,371,301        --                  --
      Class IB...........      --            --               --            11,538          26,592              38,445
      Other class .......      --            --               --           --             --                  --
                           ==========      ==========     ==========   ===========        ========            ========
    Cost:
      Class IA...........  $4,789,353      $3,766,405     $5,678,900   $61,260,242        --                  --
      Class IB...........      --            --               --           287,115        $326,504            $423,855
      Other class .......      --            --               --           --             --                  --
                           ==========      ==========     ==========   ===========        ========            ========
    Market Value:
      Class IA...........  $4,977,643      $2,570,008     $2,787,413   $35,790,945        --                  --
      Class IB...........      --            --               --           299,531        $338,515            $464,415
      Other class........      --            --               --           --             --                  --
                           ==========      ==========     ==========   ===========        ========            ========
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --               --             4,681        --                  --
  Receivable from fund
   shares sold...........       2,045              28          4,592       --             --                  --
  Other assets...........           2               3         --                 3
                           ----------      ----------     ----------   -----------        --------            --------
  Total Assets...........   4,979,690       2,570,037      2,792,005    36,095,160         338,515             464,415
                           ----------      ----------     ----------   -----------        --------            --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       2,045              28          4,592       --             --                  --
  Payable for fund shares
   purchased.............      --            --               --             4,681        --                  --
  Other liabilities......      --            --               --           --             --
                           ----------      ----------     ----------   -----------        --------            --------
  Total Liabilities......       2,045              28          4,592         4,681        --                  --
                           ----------      ----------     ----------   -----------        --------            --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $4,977,645      $2,570,009     $2,787,413   $36,090,479        $338,515            $464,415
                           ==========      ==========     ==========   ===========        ========            ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE#      LIABILITY
                                     ------------  ----------  --------------
AIM V.I. Mid Cap Core Equity
 Fund -- Class I...................       88,323   $11.392463  $    1,006,216
AIM V.I. Premier Equity Fund --
 Class I...........................       18,754    11.264791         211,262
American Funds Asset Allocation
 Fund -- Class 2...................      598,992    11.059916       6,624,797
American Funds Blue Chip Income and
 Growth Fund -- Class 2............      317,118    11.598516       3,678,104
American Funds Bond Fund --
 Class 2...........................      299,916    10.320517       3,095,291
American Funds Global Growth
 Fund -- Class 2...................   15,379,700     0.959325      14,754,131
American Funds Growth Fund --
 Class 2...........................   78,009,466     0.818667      63,863,776
American Funds Growth-Income
 Fund -- Class 2...................   68,574,442     1.084618      74,377,074
American Funds International
 Fund -- Class 2...................      412,494    12.555634       5,179,126
American Funds New World Fund --
 Class 2...........................      122,577    12.424553       1,522,967
American Funds Global Small
 Capitalization Fund -- Class 2....    6,866,359     1.081533       7,426,194
Fidelity VIP Asset Manager
 Portfolio Fund -- Class INIT......    2,152,872     1.930394       4,155,892
Fidelity VIP Equity-Income
 Portfolio.........................   13,990,573     2.323637      32,509,013
Fidelity VIP Overseas Portfolio --
 Class INIT........................    2,953,825     1.589607       4,695,422
Franklin Small Cap Value Securities
 Fund -- Class 2...................      153,500    12.170997       1,868,245
Mutual Shares Securities Fund --
 Class 2...........................      192,981    11.375095       2,195,175
Hartford Advisers HLS Fund --
 Class IA..........................   35,312,945     2.594991      91,636,775
Hartford Bond HLS Fund --
 Class IA..........................   35,237,478     2.102885      74,100,364
Hartford Capital Appreciation HLS
 Fund -- Class IA..................   37,235,676     4.084473     152,088,111
Hartford Dividend and Growth HLS
 Fund -- Class IA..................   23,934,455     2.837561      67,915,477
Hartford Global Advisers HLS
 Fund -- Class IA..................    1,697,020     1.209099       2,051,865
Hartford Global Leaders HLS
 Fund -- Class IA..................    2,163,229     0.925806       2,002,731
Hartford Global Technology HLS
 Fund -- Class IA..................    2,461,200     0.731126       1,799,448
Hartford Disciplined Equity HLS
 Fund -- Class IA..................   12,101,127     1.181232      14,294,239
Hartford Growth Opportunities HLS
 Fund -- Class IA..................      172,449    12.071320       2,081,688
Hartford Index HLS Fund --
 Class IA..........................   22,692,657     2.826298      64,136,211
Hartford International Small
 Company HLS Fund -- Class IA......       60,714    12.902318         783,347
Hartford International
 Opportunities HLS Fund --
 Class IA..........................   10,857,968     1.748699      18,987,317
Hartford MidCap HLS Fund --
 Class IA..........................   28,335,296     2.391809      67,772,616
Hartford MidCap Value HLS Fund --
 Class IA..........................      233,125    12.599619       2,937,288
Hartford Money Market HLS Fund --
 Class IA..........................   61,390,306     1.541051      94,605,592
Hartford Mortgage Securities HLS
 Fund -- Class IA..................    6,094,981     1.917343      11,686,169
Hartford Small Company HLS Fund --
 Class IA..........................   25,327,621     1.434873      36,341,920
Hartford Stock HLS Fund --
 Class IA..........................   32,850,173     2.937881      96,509,899
Hartford Value Opportunities HLS
 Fund -- Class IA..................       74,533    12.314438         917,835
MFS New Discovery Series Fund --
 Class INIT........................       39,290    12.118057         476,121
MFS Total Return Series Fund --
 Class INIT........................      217,592    10.776006       2,344,775
Putnam VT Diversified Income
 Fund -- Class IA..................      140,665    17.256953       2,427,445
Putnam VT Global Asset Allocation
 Fund -- Class IA..................       70,094    21.674078       1,519,218
Putnam VT Global Equity Fund --
 Class IB..........................        6,597    11.588901          76,449
Putnam VT Global Equity Fund --
 Class IA..........................      450,255    19.412578       8,740,616
Putnam VT Growth and Income
 Fund -- Class IB..................       16,049    11.362976         182,359
Putnam VT Growth and Income
 Fund -- Class IA..................      975,368    27.270997      26,599,252
Putnam VT Health Sciences Fund --
 Class IA..........................      461,265    11.463412       5,287,672
Putnam VT High Yield Fund --
 Class IB..........................       56,243    10.936633         615,105
Putnam VT High Yield Fund --
 Class IA..........................      636,939    19.796707      12,609,302
Putnam VT Income Fund --
 Class IB..........................       21,811     9.953490         217,094
Putnam VT Income Fund --
 Class IA..........................      619,795    18.928406      11,731,733

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE#      LIABILITY
                                     ------------  ----------  --------------
Putnam VT International Growth and
 Income Fund -- Class IA...........      206,721   $11.688479  $    2,416,253
Putnam VT International Equity
 Fund -- Class IB..................       57,634    11.843322         682,575
Putnam VT International Equity
 Fund -- Class IA..................    2,027,054    12.006885      24,338,608
Putnam VT International New
 Opportunities Fund -- Class IA....      191,668    10.050111       1,926,282
Putnam VT Investors Fund --
 Class IA..........................      495,501     8.688642       4,305,228
Putnam VT Money Market Fund --
 Class IA..........................    1,855,995     1.531768       2,842,955
Putnam VT New Opportunities
 Fund -- Class IB..................       17,106    11.520422         197,072
Putnam VT New Opportunities
 Fund -- Class IA..................      876,984    18.434963      16,167,167
Putnam VT New Value Fund --
 Class IA..........................      352,099    15.171400       5,341,837
Putnam VT OTC & Emerging Growth
 Fund -- Class IA..................      400,148     6.007790       2,404,004
Putnam VT The George Putnam Fund of
 Boston -- Class IA................      396,933    12.540269       4,977,645
Putnam VT Utilities Growth and
 Income Fund -- Class IA...........      137,086    18.747452       2,570,009
Putnam VT Vista Fund --
 Class IA..........................      289,178     9.639100       2,787,413
Putnam VT Voyager Fund --
 Class IB..........................       26,711    11.213819         299,532
Putnam VT Voyager Fund --
 Class IA..........................    1,309,014    27.341904      35,790,947
Putnam VT Capital Opportunities
 Fund -- Class IB..................       28,142    12.028998         338,515
Putnam VT Equity Income Fund --
 Class IB..........................       40,862    11.365596         464,415
                                                               --------------
GRAND TOTAL........................                            $1,210,489,175
                                                               ==============

  #  Rounded unit price.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                AIM V.I.
                                MID CAP             AIM V.I.                AMERICAN FUNDS
                              CORE EQUITY        PREMIER EQUITY            ASSET ALLOCATION
                                  FUND                FUND                       FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)             SUB-ACCOUNT (A)
                           ------------------  ------------------  ---------------------------------
INVESTMENT INCOME:
  Dividends..............       $--                 $   521                    $104,184
                                -------             -------                    --------
CAPITAL GAINS INCOME.....         4,967             --                      --
                                -------             -------                    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           443                  (2)                         68
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        42,252              13,255                     296,582
                                -------             -------                    --------
    Net gain (loss) on
     investments.........        42,695              13,253                     296,650
                                -------             -------                    --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $47,662             $13,774                    $400,834
                                =======             =======                    ========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS   AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME    INTERNATIONAL
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND             FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--                $--            $   30,421     $    57,903     $   621,679        $ 51,451
                               --------           -------        ----------     -----------     -----------        --------
CAPITAL GAINS INCOME.....       --                --                --              --              --              --
                               --------           -------        ----------     -----------     -----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           203                10             2,002           6,382            (533)          8,063
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       255,921            68,848         2,946,788      12,395,660      13,949,128         451,057
                               --------           -------        ----------     -----------     -----------        --------
    Net gain (loss) on
     investments.........       256,124            68,858         2,948,790      12,402,042      13,948,595         459,120
                               --------           -------        ----------     -----------     -----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $256,124           $68,858        $2,979,211     $12,459,945     $14,570,274        $510,571
                               ========           =======        ==========     ===========     ===========        ========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $--
                               --------
CAPITAL GAINS INCOME.....       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (223)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       131,004
                               --------
    Net gain (loss) on
     investments.........       130,781
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $130,781
                               ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $   23,694         $171,761      $  401,869
                               ----------         --------      ----------
CAPITAL GAINS INCOME.....        --                 --             --
                               ----------         --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           5,000          164,927          12,172
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,943,591          480,209       6,599,902
                               ----------         --------      ----------
    Net gain (loss) on
     investments.........       1,948,591          645,136       6,612,074
                               ----------         --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,972,285         $816,897      $7,013,943
                               ==========         ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           FIDELITY VIP      FRANKLIN                                                            HARTFORD CAPITAL
                             OVERSEAS    SMALL CAP VALUE     MUTUAL SHARES     HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            PORTFOLIO    SECURITIES FUND    SECURITIES FUND        HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ----------------  ------------------  -----------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $   44,695       $--                $--               $ 1,966,317      $2,420,440      $   749,245
                            ----------       --------           --------          -----------      ----------      -----------
CAPITAL GAINS INCOME.....      --             --                --                   --               280,137         --
                            ----------       --------           --------          -----------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       26,861            650                (51)              82,340          50,915          (89,606)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,773,399        198,555            152,324           11,663,968       1,857,120       42,481,961
                            ----------       --------           --------          -----------      ----------      -----------
    Net gain (loss) on
     investments.........    1,800,260        199,205            152,273           11,746,308       1,908,035       42,392,355
                            ----------       --------           --------          -----------      ----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,844,955       $199,205           $152,273          $13,712,625      $4,608,612      $43,141,600
                            ==========       ========           ========          ===========      ==========      ===========

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $   864,622
                             -----------
CAPITAL GAINS INCOME.....        309,633
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         10,550
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     12,030,225
                             -----------
    Net gain (loss) on
     investments.........     12,040,775
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $13,215,030
                             ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 14,767         $  9,397         $--
                              --------         --------         --------
CAPITAL GAINS INCOME.....      --               --               --
                              --------         --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       88,236          141,617           58,049
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      363,474          521,657          709,637
                              --------         --------         --------
    Net gain (loss) on
     investments.........      451,710          663,274          767,686
                              --------         --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $466,477         $672,671         $767,686
                              ========         ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                            HARTFORD         HARTFORD
                                HARTFORD             HARTFORD            HARTFORD        INTERNATIONAL     INTERNATIONAL
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES       INDEX          SMALL COMPANY     OPPORTUNITIES
                                HLS FUND             HLS FUND            HLS FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT (B)      SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------------  ----------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............      $  147,777            $--               $   775,225          $ 6,215         $  148,552
                               ----------            --------          -----------          -------         ----------
CAPITAL GAINS INCOME.....        --                  --                    168,548           52,025            --
                               ----------            --------          -----------          -------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           2,858                 910               28,521            1,759           (344,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,866,934             191,204           12,552,676             (118)         4,645,680
                               ----------            --------          -----------          -------         ----------
    Net gain (loss) on
     investments.........       2,869,792             192,114           12,581,197            1,641          4,300,709
                               ----------            --------          -----------          -------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $3,017,569            $192,114          $13,524,970          $59,881         $4,449,261
                               ==========            ========          ===========          =======         ==========


                             HARTFORD         HARTFORD
                              MIDCAP        MIDCAP VALUE
                             HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $   137,330        $--
                           -----------        --------
CAPITAL GAINS INCOME.....      --             --
                           -----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       27,204            (441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   16,373,669         238,819
                           -----------        --------
    Net gain (loss) on
     investments.........   16,400,873         238,378
                           -----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $16,538,203        $238,378
                           ===========        ========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD         HARTFORD          HARTFORD
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY
                             HLS FUND         HLS FUND          HLS FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------------  -------------
INVESTMENT INCOME:
  Dividends..............    $784,043         $ 387,509        $   --
                             --------         ---------        -----------
CAPITAL GAINS INCOME.....      --                60,016            --
                             --------         ---------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                (8,980)            40,555
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --              (173,312)        11,370,113
                             --------         ---------        -----------
    Net gain (loss) on
     investments.........      --              (182,292)        11,410,668
                             --------         ---------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $784,043         $ 265,233        $11,410,668
                             ========         =========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                HARTFORD             MFS NEW                             PUTNAM VT
                           HARTFORD STOCK  VALUE OPPORTUNITIES      DISCOVERY           MFS TOTAL       DIVERSIFIED
                              HLS FUND          HLS FUND              SERIES          RETURN SERIES     INCOME FUND
                            SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT
                           --------------  -------------------  ------------------  ------------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 1,020,821         -$-                  $--                 $--            $  671,633
                            -----------          -------             -------             --------       ----------
CAPITAL GAINS INCOME.....       --              --                   --                  --                 --
                            -----------          -------             -------             --------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (8,645)             189                (307)                 174          267,636
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    18,750,818           89,956              14,980              126,612           69,930
                            -----------          -------             -------             --------       ----------
    Net gain (loss) on
     investments.........    18,742,173           90,145              14,673              126,786          337,566
                            -----------          -------             -------             --------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $19,762,994          $90,145             $14,673             $126,786       $1,009,199
                            ===========          =======             =======             ========       ==========

                              PUTNAM VT       PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY
                           ALLOCATION FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
INVESTMENT INCOME:
  Dividends..............     $  86,906      $   99,598
                              ---------      ----------
CAPITAL GAINS INCOME.....       --              --
                              ---------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (228,791)       (119,932)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       524,645       2,107,610
                              ---------      ----------
    Net gain (loss) on
     investments.........       295,854       1,987,678
                              ---------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 382,760      $2,087,276
                              =========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            PUTNAM VT       PUTNAM VT      PUTNAM VT
                            GROWTH AND   HEALTH SCIENCES  HIGH YIELD
                           INCOME FUND        FUND           FUND
                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............  $   634,756     $   58,017     $  982,495
                           -----------     ----------     ----------
CAPITAL GAINS INCOME.....      --             --              --
                           -----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,611,073)      (343,419)        26,556
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    7,849,709      1,396,215      1,432,040
                           -----------     ----------     ----------
    Net gain (loss) on
     investments.........    6,238,636      1,052,796      1,458,596
                           -----------     ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 6,873,392     $1,110,813     $2,441,091
                           ===========     ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                          PUTNAM VT                            PUTNAM VT
                                        INTERNATIONAL      PUTNAM VT         INTERNATIONAL                     PUTNAM VT
                            PUTNAM VT    GROWTH AND      INTERNATIONAL     NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                           INCOME FUND   INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  ------------------  -----------------  --------------  ------------
INVESTMENT INCOME:
  Dividends..............   $567,414      $   84,689       $  228,317         $   17,036       $    45,517      $33,809
                            --------      ----------       ----------         ----------       -----------      -------
CAPITAL GAINS INCOME.....     --             --              --                 --                 --            --
                            --------      ----------       ----------         ----------       -----------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     18,639         (48,424)         265,642           (600,500)       (1,210,753)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (34,278)      1,169,752        5,259,680          1,308,750         2,484,416       --
                            --------      ----------       ----------         ----------       -----------      -------
    Net gain (loss) on
     investments.........    (15,639)      1,121,328        5,525,322            708,250         1,273,663       --
                            --------      ----------       ----------         ----------       -----------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $551,775      $1,206,017       $5,753,639         $  725,286       $ 1,319,180      $33,809
                            ========      ==========       ==========         ==========       ===========      =======


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............     $ --
                              ----------
CAPITAL GAINS INCOME.....       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (402,703)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,883,458
                              ----------
    Net gain (loss) on
     investments.........      4,480,755
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $4,480,755
                              ==========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  126,223       $  --
                             ----------       -----------
CAPITAL GAINS INCOME.....       --               --
                             ----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (59,220)       (1,225,205)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,001,004         2,556,648
                             ----------       -----------
    Net gain (loss) on
     investments.........     1,941,784         1,331,443
                             ----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $2,068,007       $ 1,331,443
                             ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            PUTNAM VT                                                    PUTNAM VT
                           THE GEORGE      PUTNAM VT                                      CAPITAL            PUTNAM VT
                           PUTNAM FUND  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT      OPPORTUNITIES       EQUITY INCOME
                            OF BOSTON   AND INCOME FUND   VISTA FUND   VOYAGER FUND         FUND                FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------  ----------------  -----------  ------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $173,246       $ 142,564      $   --        $  219,826        $ 7,198             $ 2,114
                            --------       ---------      ----------    ----------        -------             -------
CAPITAL GAINS INCOME.....     --             --               --           --             --                  --
                            --------       ---------      ----------    ----------        -------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    180,453        (416,463)       (968,417)     (153,868)           160                 176
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    607,989         969,913       2,192,920     7,573,435         12,011              40,560
                            --------       ---------      ----------    ----------        -------             -------
    Net gain (loss) on
     investments.........    788,442         553,450       1,224,503     7,419,567         12,171              40,736
                            --------       ---------      ----------    ----------        -------             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $961,688       $ 696,014      $1,224,503    $7,639,393        $19,369             $42,850
                            ========       =========      ==========    ==========        =======             =======

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                AIM V.I.
                                MID CAP             AIM V.I.                AMERICAN FUNDS
                              CORE EQUITY        PREMIER EQUITY            ASSET ALLOCATION
                                  FUND                FUND                       FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)             SUB-ACCOUNT (A)
                           ------------------  ------------------  ---------------------------------
OPERATIONS:
  Net investment
   income................      $ --                 $    521                  $  104,184
  Capital gains income...           4,967           --                      --
  Net realized gain
   (loss) on security
   transactions..........             443                 (2)                         68
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          42,252             13,255                     296,582
                               ----------           --------                  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          47,662             13,774                     400,834
                               ----------           --------                  ----------
UNIT TRANSACTIONS:
  Purchases..............          83,716             53,046                     828,545
  Net transfers..........         901,050            152,811                   5,603,427
  Surrenders for benefit
   payments and fees.....             187               (735)                      2,233
  Net loan activity......          (2,637)               958                     (23,375)
  Cost of insurance......         (23,762)            (8,592)                   (186,867)
                               ----------           --------                  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         958,554            197,488                   6,223,963
                               ----------           --------                  ----------
  Net increase (decrease)
   in net assets.........       1,006,216            211,262                   6,624,797
NET ASSETS:
  Beginning of year......        --                 --                      --
                               ----------           --------                  ----------
  End of year............      $1,006,216           $211,262                  $6,624,797
                               ==========           ========                  ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS   AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME    INTERNATIONAL
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND             FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ----------------
OPERATIONS:
  Net investment
   income................     $ --              $ --            $    30,421     $    57,903     $   621,679       $   51,451
  Capital gains income...       --                --                --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........            203                10            2,002           6,382            (533)           8,063
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        255,921            68,848        2,946,788      12,395,660      13,949,128          451,057
                              ----------        ----------      -----------     -----------     -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        256,124            68,858        2,979,211      12,459,945      14,570,274          510,571
                              ----------        ----------      -----------     -----------     -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        349,292           236,185        2,493,360      13,687,695      13,071,733          574,522
  Net transfers..........      3,165,240         2,872,941        6,209,647      24,259,901      26,216,109        4,256,935
  Surrenders for benefit
   payments and fees.....          7,226               500         (169,921)       (798,736)       (909,601)         (17,776)
  Net loan activity......         (1,266)           (6,481)        (101,989)     (1,517,559)       (275,618)         (14,968)
  Cost of insurance......        (98,512)          (76,712)      (1,211,408)     (5,782,170)     (6,788,036)        (130,158)
                              ----------        ----------      -----------     -----------     -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,421,980         3,026,433        7,219,689      29,849,131      31,314,587        4,668,555
                              ----------        ----------      -----------     -----------     -----------       ----------
  Net increase (decrease)
   in net assets.........      3,678,104         3,095,291       10,198,900      42,309,076      45,884,861        5,179,126
NET ASSETS:
  Beginning of year......       --                --              4,555,231      21,554,700      28,492,213         --
                              ----------        ----------      -----------     -----------     -----------       ----------
  End of year............     $3,678,104        $3,095,291      $14,754,131     $63,863,776     $74,377,074       $5,179,126
                              ==========        ==========      ===========     ===========     ===========       ==========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment
   income................     $ --
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           (223)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        131,004
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        130,781
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        103,054
  Net transfers..........      1,324,488
  Surrenders for benefit
   payments and fees.....           (981)
  Net loan activity......           (269)
  Cost of insurance......        (34,106)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,392,186
                              ----------
  Net increase (decrease)
   in net assets.........      1,522,967
NET ASSETS:
  Beginning of year......       --
                              ----------
  End of year............     $1,522,967
                              ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  -------------
OPERATIONS:
  Net investment
   income................      $   23,694        $  171,761     $   401,869
  Capital gains income...        --                 --              --
  Net realized gain
   (loss) on security
   transactions..........           5,000           164,927          12,172
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,943,591           480,209       6,599,902
                               ----------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,972,285           816,897       7,013,943
                               ----------        ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       1,239,270           813,217       4,825,948
  Net transfers..........       2,823,634        (1,055,244)      4,642,366
  Surrenders for benefit
   payments and fees.....        (199,795)         (195,243)       (988,519)
  Net loan activity......         (41,997)          (49,956)       (328,604)
  Cost of insurance......        (566,415)         (640,494)     (2,974,179)
                               ----------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,254,697        (1,127,720)      5,177,012
                               ----------        ----------     -----------
  Net increase (decrease)
   in net assets.........       5,226,982          (310,823)     12,190,955
NET ASSETS:
  Beginning of year......       2,199,212         4,466,715      20,318,058
                               ----------        ----------     -----------
  End of year............      $7,426,194        $4,155,892     $32,509,013
                               ==========        ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           FIDELITY VIP      FRANKLIN                                                            HARTFORD CAPITAL
                             OVERSEAS    SMALL CAP VALUE     MUTUAL SHARES     HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            PORTFOLIO    SECURITIES FUND    SECURITIES FUND        HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ----------------  ------------------  -----------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................  $    44,695      $ --               $ --              $  1,966,317      $ 2,420,440     $    749,245
  Capital gains income...      --             --                 --                  --                280,137         --
  Net realized gain
   (loss) on security
   transactions..........       26,861             650                (51)             82,340           50,915          (89,606)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,773,399         198,555            152,324          11,663,968        1,857,120       42,481,961
                           -----------      ----------         ----------        ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,844,955         199,205            152,273          13,712,625        4,608,612       43,141,600
                           -----------      ----------         ----------        ------------      -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............      792,187         111,012            183,118          18,402,478       12,317,214       26,436,657
  Net transfers..........   (2,200,722)      1,609,703          1,924,797          10,240,022       20,987,851       12,011,786
  Surrenders for benefit
   payments and fees.....     (153,750)            557                 86          (3,176,015)      (2,516,029)      (5,668,048)
  Net loan activity......      (50,685)         (2,574)            (3,918)         (2,688,907)        (393,155)      (4,327,494)
  Cost of insurance......     (452,177)        (49,658)           (61,181)        (10,966,686)      (7,852,739)     (14,561,535)
                           -----------      ----------         ----------        ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,065,147)      1,669,040          2,042,902          11,810,892       22,543,142       13,891,366
                           -----------      ----------         ----------        ------------      -----------     ------------
  Net increase (decrease)
   in net assets.........     (220,192)      1,868,245          2,195,175          25,523,517       27,151,754       57,032,966
NET ASSETS:
  Beginning of year......    4,915,614        --                 --                66,113,258       46,948,610       95,055,145
                           -----------      ----------         ----------        ------------      -----------     ------------
  End of year............  $ 4,695,422      $1,868,245         $2,195,175        $ 91,636,775      $74,100,364     $152,088,111
                           ===========      ==========         ==========        ============      ===========     ============

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $   864,622
  Capital gains income...        309,633
  Net realized gain
   (loss) on security
   transactions..........         10,550
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     12,030,225
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     13,215,030
                             -----------
UNIT TRANSACTIONS:
  Purchases..............     12,919,874
  Net transfers..........     12,760,104
  Surrenders for benefit
   payments and fees.....     (2,981,560)
  Net loan activity......     (3,074,195)
  Cost of insurance......     (6,143,071)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,481,152
                             -----------
  Net increase (decrease)
   in net assets.........     26,696,182
NET ASSETS:
  Beginning of year......     41,219,295
                             -----------
  End of year............    $67,915,477
                             ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $   14,767       $    9,397       $ --
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions..........        88,236          141,617           58,049
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       363,474          521,657          709,637
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       466,477          672,671          767,686
                             ----------       ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       396,784          444,533          170,838
  Net transfers..........      (484,394)        (524,298)        (153,181)
  Surrenders for benefit
   payments and fees.....       (48,301)          (8,117)         (29,784)
  Net loan activity......       (30,246)         (26,090)          (9,606)
  Cost of insurance......      (321,556)        (293,391)        (198,664)
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (487,713)        (407,363)        (220,397)
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets.........       (21,236)         265,308          547,289
NET ASSETS:
  Beginning of year......     2,073,101        1,737,423        1,252,159
                             ----------       ----------       ----------
  End of year............    $2,051,865       $2,002,731       $1,799,448
                             ==========       ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                           HARTFORD         HARTFORD
                                HARTFORD             HARTFORD           HARTFORD        INTERNATIONAL     INTERNATIONAL
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES       INDEX         SMALL COMPANY     OPPORTUNITIES
                                HLS FUND             HLS FUND           HLS FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT (B)      SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------------  ---------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................     $   147,777           $--                $   775,225         $  6,215        $   148,552
  Capital gains income...        --                  --                    168,548           52,025            --
  Net realized gain
   (loss) on security
   transactions..........           2,858                  910              28,521            1,759           (344,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,866,934              191,204          12,552,676             (118)         4,645,680
                              -----------           ----------         -----------         --------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,017,569              192,114          13,524,970           59,881          4,449,261
                              -----------           ----------         -----------         --------        -----------
UNIT TRANSACTIONS:
  Purchases..............       2,726,464              214,611          14,408,408           52,542          3,438,565
  Net transfers..........       1,696,886            1,765,455           1,609,162          692,561           (731,435)
  Surrenders for benefit
   payments and fees.....        (303,533)             (11,106)         (2,129,135)             372         (1,099,378)
  Net loan activity......        (154,441)                 507            (637,284)          (1,159)          (671,450)
  Cost of insurance......      (1,602,232)             (79,893)         (7,460,328)         (20,850)        (1,733,843)
                              -----------           ----------         -----------         --------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,363,144            1,889,574           5,790,823          723,466           (797,541)
                              -----------           ----------         -----------         --------        -----------
  Net increase (decrease)
   in net assets.........       5,380,713            2,081,688          19,315,793          783,347          3,651,720
NET ASSETS:
  Beginning of year......       8,913,526            --                 44,820,418         --               15,335,597
                              -----------           ----------         -----------         --------        -----------
  End of year............     $14,294,239           $2,081,688         $64,136,211         $783,347        $18,987,317
                              ===========           ==========         ===========         ========        ===========


                            HARTFORD         HARTFORD
                             MIDCAP        MIDCAP VALUE
                            HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -----------  ------------------
OPERATIONS:
  Net investment
   income................  $   137,330      $ --
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........       27,204            (441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   16,373,669         238,819
                           -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   16,538,203         238,378
                           -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............   13,336,840         201,970
  Net transfers..........   10,668,688       2,629,455
  Surrenders for benefit
   payments and fees.....   (1,498,272)        (62,512)
  Net loan activity......   (2,422,367)         (1,035)
  Cost of insurance......   (6,791,970)        (68,968)
                           -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   13,292,919       2,698,910
                           -----------      ----------
  Net increase (decrease)
   in net assets.........   29,831,122       2,937,288
NET ASSETS:
  Beginning of year......   37,941,494        --
                           -----------      ----------
  End of year............  $67,772,616      $2,937,288
                           ===========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                               HARTFORD           HARTFORD          HARTFORD
                             MONEY MARKET    MORTGAGE SECURITIES  SMALL COMPANY
                               HLS FUND           HLS FUND          HLS FUND
                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -------------------  -------------
OPERATIONS:
  Net investment
   income................   $     784,043        $   387,509       $   --
  Capital gains income...        --                   60,016           --
  Net realized gain
   (loss) on security
   transactions..........        --                   (8,980)           40,555
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 (173,312)       11,370,113
                            -------------        -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         784,043            265,233        11,410,668
                            -------------        -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     169,408,169          2,730,172         7,343,396
  Net transfers..........    (141,348,812)           706,035         5,988,207
  Surrenders for benefit
   payments and fees.....     (15,714,329)          (676,348)       (1,244,148)
  Net loan activity......     (10,014,827)          (202,581)       (2,355,627)
  Cost of insurance......     (17,983,978)        (1,647,735)       (3,074,292)
                            -------------        -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (15,653,777)           909,543         6,657,536
                            -------------        -----------       -----------
  Net increase (decrease)
   in net assets.........     (14,869,734)         1,174,776        18,068,204
NET ASSETS:
  Beginning of year......     109,475,326         10,511,393        18,273,716
                            -------------        -----------       -----------
  End of year............   $  94,605,592        $11,686,169       $36,341,920
                            =============        ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                HARTFORD             MFS NEW                              PUTNAM VT
                           HARTFORD STOCK  VALUE OPPORTUNITIES      DISCOVERY           MFS TOTAL        DIVERSIFIED
                              HLS FUND          HLS FUND              SERIES          RETURN SERIES      INCOME FUND
                            SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           --------------  -------------------  ------------------  ------------------  --------------
OPERATIONS:
  Net investment
   income................   $  1,020,821        $--                  $--                $ --             $   671,633
  Capital gains income...       --              --                   --                   --                 --
  Net realized gain
   (loss) on security
   transactions..........         (8,645)            189                 (307)                 174           267,636
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     18,750,818          89,956               14,980              126,612            69,930
                            ------------        --------             --------           ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     19,762,994          90,145               14,673              126,786         1,009,199
                            ------------        --------             --------           ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     18,539,025          65,106               38,008              228,528         1,001,569
  Net transfers..........      3,471,436         787,825              440,484            2,123,731        (4,835,599)
  Surrenders for benefit
   payments and fees.....     (3,518,534)         (1,978)                 226              (66,135)         (457,401)
  Net loan activity......     (2,892,549)           (151)            --                    (12,647)         (160,682)
  Cost of insurance......    (10,485,826)        (23,112)             (17,270)             (55,488)         (655,977)
                            ------------        --------             --------           ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,113,552         827,690              461,448            2,217,989        (5,108,090)
                            ------------        --------             --------           ----------       -----------
  Net increase (decrease)
   in net assets.........     24,876,546         917,835              476,121            2,344,775        (4,098,891)
NET ASSETS:
  Beginning of year......     71,633,353        --                   --                   --               6,526,336
                            ------------        --------             --------           ----------       -----------
  End of year............   $ 96,509,899        $917,835             $476,121           $2,344,775       $ 2,427,445
                            ============        ========             ========           ==========       ===========

                              PUTNAM VT       PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY
                           ALLOCATION FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
OPERATIONS:
  Net investment
   income................    $   86,906      $   99,598
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........      (228,791)       (119,932)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       524,645       2,107,610
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       382,760       2,087,276
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       243,347       1,649,174
  Net transfers..........      (767,097)       (787,308)
  Surrenders for benefit
   payments and fees.....      (195,053)       (400,262)
  Net loan activity......       (40,734)       (170,639)
  Cost of insurance......      (225,666)       (962,497)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (985,203)       (671,532)
                             ----------      ----------
  Net increase (decrease)
   in net assets.........      (602,443)      1,415,744
NET ASSETS:
  Beginning of year......     2,121,661       7,401,321
                             ----------      ----------
  End of year............    $1,519,218      $8,817,065
                             ==========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            PUTNAM VT       PUTNAM VT      PUTNAM VT
                            GROWTH AND   HEALTH SCIENCES   HIGH YIELD
                           INCOME FUND        FUND            FUND
                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................  $   634,756     $    58,017    $   982,495
  Capital gains income...      --             --              --
  Net realized gain
   (loss) on security
   transactions..........   (1,611,073)       (343,419)        26,556
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    7,849,709       1,396,215      1,432,040
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    6,873,392       1,110,813      2,441,091
                           -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    5,366,944       1,333,076      1,811,591
  Net transfers..........   (8,341,262)     (2,637,124)     3,139,751
  Surrenders for benefit
   payments and fees.....   (1,383,080)       (236,083)      (584,019)
  Net loan activity......   (1,279,617)        (69,808)       (66,825)
  Cost of insurance......   (3,558,742)       (983,374)    (1,189,009)
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (9,195,757)     (2,593,313)     3,111,489
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........   (2,322,365)     (1,482,500)     5,552,580
NET ASSETS:
  Beginning of year......   29,103,976       6,770,172      7,671,827
                           -----------     -----------    -----------
  End of year............  $26,781,611     $ 5,287,672    $13,224,407
                           ===========     ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                           PUTNAM VT                            PUTNAM VT
                                         INTERNATIONAL      PUTNAM VT         INTERNATIONAL                     PUTNAM VT
                            PUTNAM VT     GROWTH AND      INTERNATIONAL     NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                           INCOME FUND    INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  ------------------  -----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................  $   567,414    $    84,689      $   228,317         $    17,036      $    45,517    $    33,809
  Capital gains income...      --             --              --                  --                --             --
  Net realized gain
   (loss) on security
   transactions..........       18,639        (48,424)         265,642            (600,500)      (1,210,753)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (34,278)     1,169,752        5,259,680           1,308,750        2,484,416        --
                           -----------    -----------      -----------         -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      551,775      1,206,017        5,753,639             725,286        1,319,180         33,809
                           -----------    -----------      -----------         -----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    2,464,858        871,294        4,896,266             535,300        1,103,660      1,025,256
  Net transfers..........      492,957     (3,043,238)         (78,443)         (1,622,406)      (3,263,703)    (1,910,945)
  Surrenders for benefit
   payments and fees.....     (260,615)      (159,702)      (1,409,201)           (104,652)        (183,600)      (650,637)
  Net loan activity......      (56,513)       (26,763)        (545,394)            (33,289)         (87,418)       349,745
  Cost of insurance......   (1,351,740)      (552,722)      (2,603,466)           (385,785)        (813,412)      (576,887)
                           -----------    -----------      -----------         -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,288,947     (2,911,131)         259,762          (1,610,832)      (3,244,473)    (1,763,468)
                           -----------    -----------      -----------         -----------      -----------    -----------
  Net increase (decrease)
   in net assets.........    1,840,722     (1,705,114)       6,013,401            (885,546)      (1,925,293)    (1,729,659)
NET ASSETS:
  Beginning of year......   10,108,105      4,121,367       19,007,782           2,811,828        6,230,521      4,572,614
                           -----------    -----------      -----------         -----------      -----------    -----------
  End of year............  $11,948,827    $ 2,416,253      $25,021,183         $ 1,926,282      $ 4,305,228    $ 2,842,955
                           ===========    ===========      ===========         ===========      ===========    ===========


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................     $  --
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........        (402,703)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       4,883,458
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,480,755
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       4,012,304
  Net transfers..........      (2,933,885)
  Surrenders for benefit
   payments and fees.....        (886,695)
  Net loan activity......        (260,370)
  Cost of insurance......      (2,074,893)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,143,539)
                              -----------
  Net increase (decrease)
   in net assets.........       2,337,216
NET ASSETS:
  Beginning of year......      14,027,023
                              -----------
  End of year............     $16,364,239
                              ===========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
OPERATIONS:
  Net investment
   income................   $   126,223       $  --
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions..........       (59,220)       (1,225,205)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,001,004         2,556,648
                            -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,068,007         1,331,443
                            -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     1,693,747           849,265
  Net transfers..........    (4,698,624)       (3,107,374)
  Surrenders for benefit
   payments and fees.....      (481,038)         (195,944)
  Net loan activity......       (54,800)         (254,442)
  Cost of insurance......    (1,066,281)         (552,099)
                            -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,606,996)       (3,260,594)
                            -----------       -----------
  Net increase (decrease)
   in net assets.........    (2,538,989)       (1,929,151)
NET ASSETS:
  Beginning of year......     7,880,826         4,333,155
                            -----------       -----------
  End of year............   $ 5,341,837       $ 2,404,004
                            ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                             PUTNAM VT                                                      PUTNAM VT
                            THE GEORGE       PUTNAM VT                                       CAPITAL            PUTNAM VT
                            PUTNAM FUND   UTILITIES GROWTH   PUTNAM VT     PUTNAM VT      OPPORTUNITIES       EQUITY INCOME
                             OF BOSTON    AND INCOME FUND    VISTA FUND   VOYAGER FUND         FUND                FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -------------  ----------------  ------------  ------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................   $   173,246     $   142,564     $   --        $   219,826        $  7,198            $  2,114
  Capital gains income...       --             --               --            --             --                  --
  Net realized gain
   (loss) on security
   transactions..........       180,453        (416,463)       (968,417)     (153,868)            160                 176
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       607,989         969,913       2,192,920     7,573,435          12,011              40,560
                            -----------     -----------     -----------   -----------        --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       961,688         696,014       1,224,503     7,639,393          19,369              42,850
                            -----------     -----------     -----------   -----------        --------            --------
UNIT TRANSACTIONS:
  Purchases..............       930,294         453,794       1,022,982     7,815,196          34,203              50,326
  Net transfers..........    (1,165,305)     (1,304,678)     (2,498,063)   (3,717,399)        293,103             390,267
  Surrenders for benefit
   payments and fees.....      (362,435)       (220,075)       (110,586)   (1,460,770)             48                 318
  Net loan activity......       (32,805)        (59,390)       (107,489)     (844,275)       --                    (1,318)
  Cost of insurance......      (804,574)       (382,939)       (675,196)   (4,564,421)         (8,208)            (18,028)
                            -----------     -----------     -----------   -----------        --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,434,825)     (1,513,288)     (2,368,352)   (2,771,669)        319,146             421,565
                            -----------     -----------     -----------   -----------        --------            --------
  Net increase (decrease)
   in net assets.........      (473,137)       (817,274)     (1,143,849)    4,867,724         338,515             464,415
NET ASSETS:
  Beginning of year......     5,450,782       3,387,283       3,931,262    31,222,755        --                  --
                            -----------     -----------     -----------   -----------        --------            --------
  End of year............   $ 4,977,645     $ 2,570,009     $ 2,787,413   $36,090,479        $338,515            $464,415
                            ===========     ===========     ===========   ===========        ========            ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   25,672     $     6,906     $   289,163
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........          (193)         (2,014)          4,971
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (453,974)     (4,071,213)     (4,190,957)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (428,495)     (4,066,321)     (3,896,823)
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     1,060,977       6,004,143       6,978,530
  Net transfers..........     2,512,479      13,562,559      18,598,504
  Surrenders for benefit
   payments and fees.....       (46,126)       (368,581)       (354,099)
  Net loan activity......        (4,917)       (103,834)       (162,445)
  Cost of insurance......      (511,657)     (2,668,698)     (3,211,164)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,010,756      16,425,589      21,849,326
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........     2,582,261      12,359,268      17,952,503
NET ASSETS:
  Beginning of year......     1,972,970       9,195,432      10,539,710
                             ----------     -----------     -----------
  End of year............    $4,555,231     $21,554,700     $28,492,213
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO     PORTFOLIO        HLS FUND         HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $   11,823        $  133,886     $   314,928   $    37,404     $  1,948,662      $ 1,227,166
  Capital gains income...        --                 --              428,652       --              --                358,545
  Net realized gain
   (loss) on security
   transactions..........            (105)           (7,488)         (6,688)      162,626            4,988           (6,464)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (412,220)         (461,635)     (4,365,043)   (1,171,342)     (11,228,523)       1,995,598
                               ----------        ----------     -----------   -----------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (400,502)         (335,237)     (3,628,151)     (971,312)      (9,274,873)       3,574,845
                               ----------        ----------     -----------   -----------     ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............         567,977           940,920       4,204,551     1,310,854       16,686,139        7,742,116
  Net transfers..........       1,489,157         1,060,007       4,073,066       318,599       13,342,176       21,940,692
  Surrenders for benefit
   payments and fees.....          (4,742)         (164,873)       (989,843)     (229,902)      (2,493,005)      (1,313,059)
  Net loan activity......          (6,507)          (89,686)       (613,912)     (124,921)        (609,568)      (1,083,577)
  Cost of insurance......        (260,233)         (482,899)     (2,250,245)     (493,323)      (9,118,485)      (4,205,453)
                               ----------        ----------     -----------   -----------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,785,652         1,263,469       4,423,617       781,307       17,807,257       23,080,719
                               ----------        ----------     -----------   -----------     ------------      -----------
  Net increase (decrease)
   in net assets.........       1,385,150           928,232         795,466      (190,005)       8,532,384       26,655,564
NET ASSETS:
  Beginning of year......         814,062         3,538,483      19,522,592     5,105,619       57,580,874       20,293,046
                               ----------        ----------     -----------   -----------     ------------      -----------
  End of year............      $2,199,212        $4,466,715     $20,318,058   $ 4,915,614     $ 66,113,258      $46,948,610
                               ==========        ==========     ===========   ===========     ============      ===========

                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    634,895
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (7,339)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (20,407,616)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (19,780,060)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............      21,921,531
  Net transfers..........      16,864,606
  Surrenders for benefit
   payments and fees.....      (4,792,958)
  Net loan activity......      (1,414,471)
  Cost of insurance......     (11,636,751)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      20,941,957
                             ------------
  Net increase (decrease)
   in net assets.........       1,161,897
NET ASSETS:
  Beginning of year......      93,893,248
                             ------------
  End of year............    $ 95,055,145
                             ============

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              HARTFORD         HARTFORD         HARTFORD
                            DIVIDEND AND    GLOBAL ADVISERS  GLOBAL LEADERS
                           GROWTH HLS FUND     HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   643,579      $      885       $   16,924
  Capital gains income...      1,963,934           1,197          --
  Net realized gain
   (loss) on security
   transactions..........        (18,651)          3,111           (8,386)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (8,592,165)       (169,038)        (337,768)
                             -----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (6,003,303)       (163,845)        (329,230)
                             -----------      ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      9,407,300         483,501          519,986
  Net transfers..........      6,695,293         443,350          841,369
  Surrenders for benefit
   payments and fees.....     (2,656,609)        (43,450)         (29,875)
  Net loan activity......       (576,652)         (6,281)         (14,672)
  Cost of insurance......     (4,728,006)       (269,402)        (233,926)
                             -----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,141,326         607,718        1,082,882
                             -----------      ----------       ----------
  Net increase (decrease)
   in net assets.........      2,138,023         443,873          753,652
NET ASSETS:
  Beginning of year......     39,081,272       1,629,228          983,771
                             -----------      ----------       ----------
  End of year............    $41,219,295      $2,073,101       $1,737,423
                             ===========      ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                                   HARTFORD
                               HARTFORD           HARTFORD          HARTFORD     INTERNATIONAL   HARTFORD      HARTFORD
                           GLOBAL TECHNOLOGY  GROWTH AND INCOME      INDEX       OPPORTUNITIES    MIDCAP     MONEY MARKET
                                  HLS             HLS FUND          HLS FUND       HLS FUND      HLS FUND      HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  -----------------  --------------  -------------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $ --               $    34,894      $    545,292    $   326,098   $    41,293  $   1,424,374
  Capital gains income...       --                  --               1,619,317        --            --               7,036
  Net realized gain
   (loss) on security
   transactions..........        (56,704)             (3,793)           32,564        215,248         4,604       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (612,693)         (2,539,367)      (13,311,500)    (3,351,509)   (5,366,922)      --
                              ----------         -----------      ------------    -----------   -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (669,397)         (2,508,266)      (11,114,327)    (2,810,163)   (5,321,025)     1,431,410
                              ----------         -----------      ------------    -----------   -----------  -------------
UNIT TRANSACTIONS:
  Purchases..............        171,201           2,592,521        13,659,593      4,013,006     8,484,144    205,979,606
  Net transfers..........      1,285,658           1,642,169         8,710,082        258,099    10,921,178   (161,673,552)
  Surrenders for benefit
   payments and fees.....        (40,421)           (121,092)       (2,051,748)    (1,105,995)   (1,179,265)   (12,956,171)
  Net loan activity......        (54,790)            (40,650)         (557,902)      (277,921)     (724,320)    (5,184,636)
  Cost of insurance......       (159,269)         (1,337,358)       (6,474,000)    (1,733,942)   (4,783,748)   (17,248,391)
                              ----------         -----------      ------------    -----------   -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,202,379           2,735,590        13,286,025      1,153,247    12,717,989      8,916,856
                              ----------         -----------      ------------    -----------   -----------  -------------
  Net increase (decrease)
   in net assets.........        532,982             227,324         2,171,698     (1,656,916)    7,396,964     10,348,266
NET ASSETS:
  Beginning of year......        719,177           8,686,202        42,648,720     16,992,513    30,544,530     99,127,060
                              ----------         -----------      ------------    -----------   -----------  -------------
  End of year............     $1,252,159         $ 8,913,526      $ 44,820,418    $15,335,597   $37,941,494  $ 109,475,326
                              ==========         ===========      ============    ===========   ===========  =============


                                HARTFORD
                           MORTGAGE SECURITIES
                                HLS FUND
                               SUB-ACCOUNT
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................      $   201,737
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (15,992)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          269,479
                               -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          455,224
                               -----------
UNIT TRANSACTIONS:
  Purchases..............        1,374,702
  Net transfers..........        8,972,560
  Surrenders for benefit
   payments and fees.....         (285,034)
  Net loan activity......       (1,668,086)
  Cost of insurance......         (793,257)
                               -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        7,600,885
                               -----------
  Net increase (decrease)
   in net assets.........        8,056,109
NET ASSETS:
  Beginning of year......        2,455,284
                               -----------
  End of year............      $10,511,393
                               ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD                      PUTNAM VT
                           SMALL COMPANY  HARTFORD STOCK  DIVERSIFIED
                             HLS FUND        HLS FUND     INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   --         $    815,940   $  191,903
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (106,340)        (72,531)     (54,016)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (6,611,753)    (22,740,435)      66,508
                            -----------    ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (6,718,093)    (21,997,026)     204,395
                            -----------    ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............     4,542,121      19,944,901    1,062,895
  Net transfers..........     3,886,345       3,941,413    4,167,105
  Surrenders for benefit
   payments and fees.....      (547,804)     (5,425,430)    (266,386)
  Net loan activity......      (600,123)       (797,399)    (101,754)
  Cost of insurance......    (2,150,092)    (10,004,932)    (596,245)
                            -----------    ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,130,447       7,658,553    4,265,615
                            -----------    ------------   ----------
  Net increase (decrease)
   in net assets.........    (1,587,646)    (14,338,473)   4,470,010
NET ASSETS:
  Beginning of year......    19,861,362      85,971,826    2,056,326
                            -----------    ------------   ----------
  End of year............   $18,273,716    $ 71,633,353   $6,526,336
                            ===========    ============   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                                                                     PUTNAM VT
                              PUTNAM VT       PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL
                            GLOBAL ASSET    GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND
                           ALLOCATION FUND      FUND       INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT*   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -----------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   56,411      $    27,795   $   797,883    $     5,103    $  821,856   $   304,153    $   26,738
  Capital gains income...       --               --            --            --              --           --            --
  Net realized gain
   (loss) on security
   transactions..........       (74,276)        (187,840)     (204,732)       (61,382)      (14,088)        5,636       (19,402)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (350,901)      (2,081,687)   (7,461,373)    (1,704,488)     (801,851)      282,183      (614,400)
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (368,766)      (2,241,732)   (6,868,222)    (1,760,767)        5,917       591,972      (607,064)
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       389,069        2,153,999     7,793,142      2,020,738     1,071,543     1,516,528       925,903
  Net transfers..........      (199,564)      (1,572,524)     (855,301)       445,312     1,101,320     4,165,811       695,571
  Surrenders for benefit
   payments and fees.....      (244,185)        (550,535)   (2,738,796)      (501,189)     (331,302)     (207,067)      (73,966)
  Net loan activity......       (42,456)         (90,120)     (459,913)      (142,288)      (88,473)     (860,278)      (10,833)
  Cost of insurance......      (261,079)      (1,046,775)   (4,205,303)    (1,144,129)     (686,586)     (803,266)     (571,672)
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (358,215)      (1,105,955)     (466,171)       678,444     1,066,502     3,811,728       965,003
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
  Net increase (decrease)
   in net assets.........      (726,981)      (3,347,687)   (7,334,393)    (1,082,323)    1,072,419     4,403,700       357,939
NET ASSETS:
  Beginning of year......     2,848,642       10,749,008    36,438,369      7,852,495     6,599,408     5,704,405     3,763,428
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
  End of year............    $2,121,661      $ 7,401,321   $29,103,976    $ 6,770,172    $7,671,827   $10,108,105    $4,121,367
                             ==========      ===========   ===========    ===========    ==========   ===========    ==========

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL
                           INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT
                            GROWTH FUND         FUND         INVESTORS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   194,770      $   26,768       $    27,415
  Capital gains income...       --             --                 --
  Net realized gain
   (loss) on security
   transactions..........    (1,339,409)         (2,960)          (21,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,024,800)       (460,292)       (1,817,402)
                            -----------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,169,439)       (436,484)       (1,811,152)
                            -----------      ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     4,912,935         864,570         1,960,401
  Net transfers..........     1,549,370        (207,986)          245,100
  Surrenders for benefit
   payments and fees.....      (679,215)       (121,867)         (138,801)
  Net loan activity......      (298,783)        (17,494)          (57,155)
  Cost of insurance......    (2,297,001)       (493,805)         (980,463)
                            -----------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,187,306          23,418         1,029,082
                            -----------      ----------       -----------
  Net increase (decrease)
   in net assets.........        17,867        (413,066)         (782,070)
NET ASSETS:
  Beginning of year......    18,989,914       3,224,894         7,012,591
                            -----------      ----------       -----------
  End of year............   $19,007,781      $2,811,828       $ 6,230,521
                            ===========      ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                                                                PUTNAM VT
                            PUTNAM VT        PUTNAM VT                          PUTNAM VT      THE GEORGE      PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES    PUTNAM VT      OTC & EMERGING    PUTNAM FUND  UTILITIES GROWTH
                               FUND            FUND         NEW VALUE FUND     GROWTH FUND      OF BOSTON   AND INCOME FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------------  --------------  -----------------  -----------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $    57,807      $  --            $   321,538       $  --           $  103,573     $   130,385
  Capital gains income...      --              --                --               --               --            --
  Net realized gain
   (loss) on security
   transactions..........      --              (232,952)        (128,921)          (67,317)        (1,599)         (9,976)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (6,035,256)      (1,727,314)       (1,841,568)      (489,811)     (1,091,774)
                           -----------      -----------      -----------       -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       57,807       (6,268,208)      (1,534,697)       (1,908,885)      (387,837)       (971,365)
                           -----------      -----------      -----------       -----------     ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      703,764        5,415,893        1,992,835         1,577,574      1,026,654         834,582
  Net transfers..........    1,638,946       (2,018,492)       2,288,637            (7,030)     2,138,106          50,619
  Surrenders for benefit
   payments and fees.....   (1,501,279)        (915,976)        (288,965)         (166,177)      (103,980)       (175,077)
  Net loan activity......      (39,321)        (269,858)         (54,507)         (151,716)       (27,190)        (10,230)
  Cost of insurance......     (496,102)      (2,316,861)      (1,166,923)         (654,782)      (598,504)       (430,832)
                           -----------      -----------      -----------       -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      306,008         (105,294)       2,771,077           597,869      2,435,086         269,062
                           -----------      -----------      -----------       -----------     ----------     -----------
  Net increase (decrease)
   in net assets.........      363,815       (6,373,502)       1,236,380        (1,311,016)     2,047,249        (702,303)
NET ASSETS:
  Beginning of year......    4,208,799       20,400,525        6,644,446         5,644,171      3,403,533       4,089,586
                           -----------      -----------      -----------       -----------     ----------     -----------
  End of year............  $ 4,572,614      $14,027,023      $ 7,880,826       $ 4,333,155     $5,450,782     $ 3,387,283
                           ===========      ===========      ===========       ===========     ==========     ===========


                            PUTNAM VT      PUTNAM VT
                            VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   --        $    319,960
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........     (313,250)      (598,794)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,647,616)   (11,167,154)
                           -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,960,866)   (11,445,988)
                           -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............    1,568,048     10,567,086
  Net transfers..........     (545,509)    (2,386,540)
  Surrenders for benefit
   payments and fees.....     (368,550)    (2,023,507)
  Net loan activity......      (97,993)      (843,754)
  Cost of insurance......     (871,838)    (5,075,839)
                           -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (315,842)       237,446
                           -----------   ------------
  Net increase (decrease)
   in net assets.........   (2,276,708)   (11,208,542)
NET ASSETS:
  Beginning of year......    6,207,970     42,431,297
                           -----------   ------------
  End of year............  $ 3,931,262   $ 31,222,755
                           ===========   ============

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the contract date and on each subsequent monthly activity date, the Company will make deductions at an annual maximum rate of 1.20% from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

_____________________________________ SA-48 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
AIM V.I. Mid Cap Core Equity Fund.......  $  1,072,446  $    108,925
AIM V.I. Premier Equity Fund............       203,896         5,886
American Funds Asset Allocation Fund....     6,450,788       122,641
American Funds Blue Chip Income and
 Growth Fund............................     3,688,578       266,599
American Funds Bond Fund................     3,031,746         5,313
American Funds Global Growth Fund.......     7,570,819       320,707
American Funds Growth Fund..............    31,496,137     1,589,075
American Funds Growth-Income Fund.......    32,126,129       189,907
American Funds International Fund.......     5,605,152       885,147
American Funds New World Fund...........     1,456,675        64,489
American Funds Global Small
 Capitalization Fund....................     3,986,503       708,098
Fidelity VIP Asset Manager Portfolio....     1,736,936     2,692,935
Fidelity VIP Equity-Income Portfolio....     7,259,058     1,680,438
Fidelity VIP Overseas Portfolio.........    11,463,954    13,484,510
Franklin Small Cap Value Securities
 Fund...................................     1,849,719       180,679
Mutual Shares Securities Fund...........     2,133,101        90,200
Hartford Advisers HLS Fund..............    20,890,692     7,113,510
Hartford Bond HLS Fund..................    32,349,564     7,106,033
Hartford Capital Appreciation HLS
 Fund...................................    23,341,355     8,701,196
Hartford Dividend and Growth HLS Fund...    18,590,042     3,935,193
Hartford Global Advisers HLS Fund.......       517,303       990,242
Hartford Global Leaders HLS Fund........       839,588     1,237,872
Hartford Global Technology HLS Fund.....       451,479       671,882
Hartford Disciplined Equity HLS Fund....     3,238,875       727,952
Hartford Growth Opportunities HLS
 Fund...................................     1,956,296        66,722
Hartford Index HLS Fund.................    13,524,088     6,790,254
Hartford International Small Company HLS
 Fund...................................       922,705       140,999
Hartford International Opportunities HLS
 Fund...................................    17,640,494    18,289,571
Hartford MidCap HLS Fund................    17,380,111     3,949,996
Hartford MidCap Value HLS Fund..........     2,788,646        89,735
Hartford Money Market HLS Fund..........    91,746,718   106,606,249
Hartford Mortgage Securities HLS Fund...     4,813,467     3,456,391
Hartford Small Company HLS Fund.........    10,942,635     4,285,078
Hartford Stock HLS Fund.................    12,689,785     6,555,517
Hartford Value Opportunities HLS Fund...       886,684        58,994
MFS New Discovery Series................       495,247        33,799
MFS Total Return Series.................     2,425,908       207,919
Putnam VT Diversified Income Fund.......     1,938,511     6,374,965
Putnam VT Global Asset Allocation
 Fund...................................       457,796     1,356,094
Putnam VT Global Equity Fund............     2,499,066     3,071,164
Putnam VT Growth and Income Fund........     3,198,754    11,760,852
Putnam VT Health Sciences Fund..........       728,952     3,263,868
Putnam VT High Yield Fund...............     7,600,341     3,506,372
Putnam VT Income Fund...................     4,882,281     3,025,913
Putnam VT International Growth and
 Income Fund............................     1,056,715     3,883,164
Putnam VT International Equity Fund.....    13,150,761    12,668,496

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Putnam VT International New
 Opportunities Fund.....................  $    361,422  $  1,954,676
Putnam VT Investors Fund................       822,553     4,021,786
Putnam VT Money Market Fund.............     2,200,273     3,929,420
Putnam VT New Opportunities Fund........     2,348,358     4,502,440
Putnam VT New Value Fund................     1,709,630     6,190,351
Putnam VT OTC & Emerging Growth Fund....     1,422,591     4,686,368
Putnam VT The George Putnam Fund of
 Boston.................................     2,089,796     3,351,377
Putnam VT Utilities Growth and Income
 Fund...................................       742,848     2,114,180
Putnam VT Vista Fund....................       931,221     3,300,241
Putnam VT Voyager Fund..................     9,097,849    11,650,369
Putnam VT Capital Opportunities Fund....       346,419        20,075
Putnam VT Equity Income Fund............       437,637        13,959
                                          ------------  ------------
                                          $457,587,093  $298,056,783
                                          ============  ============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
AIM V.I. Mid Cap Core Equity
 Fund..............................       101,473        13,150           88,323
AIM V.I. Premier Equity Fund.......        20,242         1,488           18,754
American Funds Asset Allocation
 Fund..............................       637,941        38,949          598,992
American Funds Blue Chip Income and
 Growth Fund.......................       357,475        40,357          317,118
American Funds Bond Fund...........       310,621        10,704          299,917
American Funds Global Growth
 Fund..............................    11,480,424     2,523,996        8,956,428
American Funds Growth Fund.........    56,282,876    14,292,701       41,990,175
American Funds Growth-Income
 Fund..............................    44,371,493    10,584,252       33,787,241
American Funds International
 Fund..............................       510,753        98,258          412,495
American Funds New World Fund......       131,959         9,382          122,577
American Funds Global Small
 Capitalization Fund...............     5,410,940     1,666,395        3,744,545
Fidelity VIP Asset Manager
 Portfolio.........................     1,350,394     1,927,331         (576,937)
Fidelity VIP Equity-Income
 Portfolio.........................     5,782,293     3,187,856        2,594,437
Fidelity VIP Overseas Portfolio....    11,037,752    12,517,372       (1,479,620)
Franklin Small Cap Value Securities
 Fund..............................       177,537        24,037          153,500
Mutual Shares Securities Fund......       218,080        25,099          192,981
Hartford Advisers HLS Fund.........    15,067,129     9,942,569        5,124,560
Hartford Bond HLS Fund.............    22,353,319    11,193,175       11,160,144
Hartford Capital Appreciation HLS
 Fund..............................    15,293,349    11,192,018        4,101,331
Hartford Dividend and Growth HLS
 Fund..............................    12,189,718     6,674,150        5,515,568
Hartford Global Advisers HLS
 Fund..............................       814,488     1,213,727         (399,239)
Hartford Global Leaders HLS Fund...     1,677,454     2,058,478         (381,024)
Hartford Global Technology HLS
 Fund..............................     1,090,752     1,395,422         (304,670)
Hartford Disciplined Equity HLS
 Fund..............................     5,202,060     2,821,563        2,380,497
Hartford Growth Opportunities HLS
 Fund..............................       188,390        15,941          172,449
Hartford Index HLS Fund............    10,038,223     7,665,199        2,373,024
Hartford International Small
 Company HLS Fund..................        76,358        15,644           60,714
Hartford International
 Opportunities HLS Fund............    15,762,973    16,577,140         (814,167)
Hartford MidCap HLS Fund...........    14,447,752     7,951,374        6,496,378
Hartford MidCap Value HLS Fund.....       253,454        20,329          233,125

_____________________________________ SA-50 ____________________________________

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
Hartford Money Market HLS Fund.....   168,039,254   178,219,833      (10,180,579)
Hartford Mortgage Securities HLS
 Fund..............................     4,225,343     3,738,093          487,250
Hartford Small Company HLS Fund....    14,706,840     9,229,805        5,477,035
Hartford Stock HLS Fund............    11,487,530     9,474,883        2,012,647
Hartford Value Opportunities HLS
 Fund..............................        83,027         8,494           74,533
MFS New Discovery Series...........        44,257         4,967           39,290
MFS Total Return Series............       252,497        34,905          217,592
Putnam VT Diversified Income
 Fund..............................       165,097       479,283         (314,186)
Putnam VT Global Asset Allocation
 Fund..............................        36,908        86,276          (49,368)
Putnam VT Global Equity Fund.......       238,971       276,011          (37,040)
Putnam VT Growth and Income Fund...       360,213       731,559         (371,346)
Putnam VT Health Sciences Fund.....       183,296       423,667         (240,371)
Putnam VT High Yield Fund..........       530,889       329,309          201,580
Putnam VT Income Fund..............       376,266       293,754           82,512
Putnam VT International Growth and
 Income Fund.......................       171,362       452,527         (281,165)
Putnam VT International Equity
 Fund..............................     1,904,900     1,860,612           44,288
Putnam VT International New
 Opportunities Fund................        95,901       277,993         (182,092)
Putnam VT Investors Fund...........       226,807       643,808         (417,001)
Putnam VT Money Market Fund........     1,911,661     3,063,551       (1,151,890)
Putnam VT New Opportunities Fund...       378,889       494,520         (115,631)
Putnam VT New Value Fund...........       250,557       588,609         (338,052)
Putnam VT OTC & Emerging Growth
 Fund..............................       451,247     1,031,587         (580,340)
Putnam VT The George Putnam Fund of
 Boston............................       263,689       376,848         (113,159)
Putnam VT Utilities Growth and
 Income Fund.......................        63,574       152,342          (88,768)
Putnam VT Vista Fund...............       217,057       472,016         (254,959)
Putnam VT Voyager Fund.............       715,851       809,369          (93,518)
Putnam VT Capital Opportunities
 Fund..............................        30,853         2,711           28,142
Putnam VT Equity Income Fund.......        44,041         3,180           40,861

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
American Funds Global Growth
 Fund..............................     2,549,968     1,800,901          749,067
American Funds Growth Fund.........     9,507,907     3,959,736        5,548,171
American Funds Growth-Income
 Fund..............................     9,528,004     5,186,477        4,341,527
American Funds Small Capitalization
 Fund..............................     1,103,319       831,337          271,982
Fidelity VIP Asset Manager
 Portfolio.........................     1,892,483     1,860,531           31,952
Fidelity VIP Equity-Income
 Portfolio.........................     8,997,007     9,487,808         (490,801)
Fidelity VIP Overseas Portfolio....     3,319,097     3,328,916           (9,819)
Hartford Advisors HLS Fund.........    14,897,267    15,361,240         (463,973)
Hartford Bond HLS Fund.............    14,795,064    11,852,576        2,942,488
Hartford Capital Appreciation HLS
 Fund..............................    26,807,596    27,396,524         (588,928)
Hartford Dividend and Growth HLS
 Fund..............................    12,035,021    11,701,628          333,393
Hartford Global Advisers HLS
 Fund..............................       255,333       143,781          111,552
Hartford Global Leaders HLS Fund...     1,086,725       827,666          259,059
Hartford Global Technology HLS
 Fund..............................    28,991,921    28,907,864           84,057
Hartford Growth and Income HLS
 Fund..............................     1,123,504       837,743          285,761
Hartford Index HLS Fund............    11,834,612    10,789,923        1,044,689
Hartford International
 Opportunities HLS Fund............    12,727,919    14,505,572       (1,777,653)

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
Hartford MidCap HLS Fund...........     7,420,285     5,583,492        1,836,793
Hartford Money Market HLS Fund.....    60,254,873    57,968,249        2,286,624
Hartford Mortgage Securities HLS
 Fund..............................     4,168,846     2,782,799        1,386,047
Hartford Small Company HLS Fund....     9,032,826     8,685,539          347,287
Hartford Stock HLS Fund............    17,613,455    19,890,678       (2,277,223)
Putnam VT Diversified Income
 Fund..............................       416,696       252,500          164,196
Putnam VT Global Asset Allocation
 Fund..............................       559,587       753,343         (193,756)
Putnam VT Global Equity Fund.......     1,162,136     1,310,177         (148,041)
Putnam VT Growth and Income Fund...     1,947,930     2,245,141         (297,211)
Putnam VT Health Sciences Fund.....       153,360       146,719            6,641
Putnam VT High Yield Fund..........       566,415       587,977          (21,562)
Putnam VT Income Fund..............       747,875       809,503          (61,628)
Putnam VT International Growth and
 Income Fund.......................       145,355       111,720           33,635
Putnam VT International Growth
 Fund..............................     1,672,846     1,635,409           37,437
Putnam VT International New
 Opportunities Fund................       110,601       133,926          (23,325)
Putnam VT Investors Fund...........       302,724       241,374           61,350
Putnam VT Money Market Fund........     2,865,016     3,564,947         (699,931)
Putnam VT New Opportunities Fund...     1,505,192     1,680,794         (175,602)
Putnam VT New Value Fund...........       469,901       486,932          (17,031)
Putnam VT OTC & Emerging Growth
 Fund..............................       306,035       379,636          (73,601)
Putnam VT The George Putnam Fund of
 Boston............................        95,901        59,167           36,734
Putnam VT Utilities Growth and
 Income Fund.......................       177,121       195,309          (18,188)
Putnam VT Vista Fund...............       135,433       141,771           (6,338)
Putnam VT Voyager Fund.............     2,194,605     2,577,963         (383,358)

_____________________________________ SA-52 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
AIM V.I. MID CAP CORE EQUITY FUND
  2003  Lowest contract charges        88,323      $11.392463        $  1,006,216       --        --         13.93%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AIM V.I. PREMIER EQUITY FUND
  2003  Lowest contract charges        18,754       11.264791             211,262       --         0.57%     12.65%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2003  Lowest contract charges       598,992       11.059916           6,624,797       --         3.88%     10.60%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2003  Lowest contract charges       317,118       11.598516           3,678,104       --        --         15.99%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS BOND FUND
  2003  Lowest contract charges       299,916       10.320517           3,095,291       --        --          3.21%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2003  Lowest contract charges    15,379,700        0.959325          14,754,131       --         0.35%     35.27%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     6,423,272        0.709176           4,555,231       --         0.83%    (14.64)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     2,374,804        0.830793           1,972,970       --         0.65%    (16.92)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS GROWTH FUND
  2003  Lowest contract charges    78,009,466        0.818667          63,863,776       --         0.15%     36.81%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    36,019,291        0.598421          21,554,700       --         0.05%    (24.45)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    11,608,620        0.792121           9,195,432       --         0.35%    (20.79)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
AMERICAN FUNDS GROWTH-INCOME FUND
  2003  Lowest contract charges    68,574,442      $ 1.084618        $ 74,377,074       --         1.29%     32.43%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    34,787,201        0.819043          28,492,213       --         1.48%    (18.34)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    10,507,976        1.003020          10,539,710       --         1.46%      0.30%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS INTERNATIONAL FUND
  2003  Lowest contract charges       412,494       12.555634           5,179,126       --         2.51%     25.56%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS NEW WORLD FUND
  2003  Lowest contract charges       122,577       12.424553           1,522,967       --        --         24.25%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS SMALL CAPITALIZATION FUND
  2003  Lowest contract charges     6,866,359        1.081533           7,426,194       --         0.56%     53.53%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     3,121,814        0.704466           2,199,212       --         0.73%    (19.05)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       935,412        0.870271             814,062       --         0.66%    (12.97)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2003  Lowest contract charges     2,152,872        1.930394           4,155,892       --         3.50%     17.98%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     2,729,809        1.636274           4,466,715       --         3.51%     (8.73)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,973,784        1.792741           3,538,483       --         3.82%     (4.09)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  2003  Lowest contract charges    13,990,573        2.323637          32,509,013       --         1.63%     30.33%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    11,396,137        1.782890          20,318,058       --         1.60%    (16.95)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     9,094,369        2.146668          19,522,592       --         1.49%     (4.96)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-54 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
FIDELITY VIP OVERSEAS PORTFOLIO
  2003  Lowest contract charges     2,953,825      $ 1.589607        $  4,695,422       --         0.88%     43.37%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     4,433,446        1.108757           4,915,614       --         0.69%    (20.28)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     3,671,008        1.390795           5,105,619       --         4.76%    (21.17)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2003  Lowest contract charges       153,500       12.170997           1,868,245       --        --         21.71%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
MUTUAL SHARES SECURITIES FUND
  2003  Lowest contract charges       192,981       11.375095           2,195,175       --        --         13.75%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges    35,312,945        2.594991          91,636,775       --         2.51%     18.49%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    30,188,385        2.190023          66,113,258       --         3.10%    (13.79)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    22,666,244         2.54038          57,580,874       --         2.96%     (4.64)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD BOND HLS FUND
  2003  Lowest contract charges    35,237,478        2.102885          74,100,364       --         3.89%      7.85%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    24,077,334        1.949909          46,948,610       --         3.75%     10.08%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    11,456,525        1.771309          20,293,046       --         4.49%      8.68%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges    37,235,676        4.084473         152,088,111       --         0.66%     42.38%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    33,134,345        2.868780          95,055,145       --         0.69%    (19.70)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    26,281,710        3.572570          93,893,248       --         0.72%     (6.94)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges    23,934,455      $ 2.837561        $ 67,915,477       --         1.71%     26.80%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    18,418,887        2.237882          41,219,295       --         1.62%    (14.23)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    14,979,171        2.609041          39,081,272       --         1.75%     (4.04)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD GLOBAL ADVISERS HLS FUND
  2003  Lowest contract charges     1,697,020        1.209099           2,051,865       --         0.64%     22.26%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     2,096,259        0.988953           2,073,101       --         0.05%     (8.95)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,500,015        1.086141           1,629,228       --         0.97%     (6.25)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges     2,163,229        0.925806           2,002,731       --         0.41%     35.57%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     2,544,254        0.682881           1,737,423       --         1.15%    (19.51)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,159,597        0.848373             983,771       --         1.45%    (15.16)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges     2,461,200        0.731126           1,799,448       --        --         60.22%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     2,765,870        0.452718           1,252,159       --        --        (38.59)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       975,598        0.737165             719,177       --        --        (26.28)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges    12,101,127        1.181232          14,294,239       --         1.32%     28.82%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     9,720,630        0.916970           8,913,526       --         0.40%    (24.65)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     7,137,489        1.216983           8,686,202       --        --         (8.02)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-56 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges       172,449      $12.071320        $  2,081,688       --        --         20.71%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges    22,692,657        2.826298          64,136,211       --         1.47%     28.13%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    20,319,633        2.205769          44,820,418       --         1.27%    (22.45)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    14,994,758        2.844242          42,648,720       --         0.96%    (12.31)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2003  Lowest contract charges        60,714       12.902318             783,347       --         2.43%     29.02%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges    10,857,968        1.748699          18,987,317       --         0.99%     33.10%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    11,672,134        1.313864          15,335,597       --         2.02%    (17.93)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    10,614,098        1.600938          16,992,513       --         0.12%    (18.73)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges    28,335,296        2.391809          67,772,616       --         0.27%     37.67%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    21,838,918        1.737334          37,941,494       --         0.12%    (14.22)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    15,081,261        2.025330          30,544,530       --        --         (3.62)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD MIDCAP VALUE HLS FUND
  2003  Lowest contract charges       233,125       12.599619           2,937,288       --        --         26.00%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges    61,390,306      $ 1.541051        $ 94,605,592       --         0.75%      0.75%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    71,570,885        1.529607         109,475,326       --         1.45%      1.47%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    65,755,665        1.507506          99,127,060       --         3.36%      3.87%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges     6,094,981        1.917343          11,686,169       --         3.28%      2.29%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     5,607,730        1.874447          10,511,393       --         3.21%      8.15%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,416,684        1.733120           2,455,284       --         5.02%      7.50%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges    25,327,621        1.434873          36,341,920       --        --         55.87%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    19,850,587        0.920563          18,273,716       --        --        (30.23)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    15,053,306        1.319402          19,861,362       --        --        (14.92)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges    32,850,173        2.937881          96,509,899       --         1.26%     26.47%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    30,837,526        2.322928          71,633,353       --         1.06%    (24.25)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    28,036,263        3.066451          85,971,826       --         0.79%    (12.23)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges        74,533       12.314438             917,835       --        --         23.14%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
MFS NEW DISCOVERY SERIES
  2003  Lowest contract charges        39,290       12.118057             476,121       --        --         21.18%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-58 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
MFS TOTAL RETURN SERIES
  2003  Lowest contract charges       217,592      $10.776006        $  2,344,775       --        --          7.76%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT DIVERSIFIED INCOME FUND
  2003  Lowest contract charges       140,665       17.256953           2,427,445       --        12.70%     20.27%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       454,850       14.348324           6,526,336       --         3.46%      6.20%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       152,197       13.510984           2,056,326       --         6.39%      3.82%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2003  Lowest contract charges        70,094       21.674078           1,519,218       --         4.42%     22.04%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       119,463       17.760045           2,121,661       --         2.04%    (12.36)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       140,567       20.265402           2,848,642       --         1.07%     (8.35)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT GLOBAL EQUITY FUND
  2003  Lowest contract charges       450,255       19.412578           8,740,616       --         1.26%     29.54%
        Highest contract charges        6,597       11.588901              76,449       --        --         15.89%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       493,893       14.985684           7,401,321       --         0.32%    (22.16)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       558,333       19.251979          10,749,008       --        --        (29.66)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT GROWTH AND INCOME FUND
  2003  Lowest contract charges        16,049       11.362976             182,359       --        --         13.63%
        Highest contract charges      975,368       27.270997          26,599,252       --         2.32%     27.69%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     1,362,763       21.356598          29,103,976       --         2.39%    (18.79)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,385,628       26.297364          36,438,369       --         1.59%     (6.16)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
PUTNAM VT HEALTH SCIENCES FUND
  2003  Lowest contract charges       461,265      $11.463412        $  5,287,672       --         0.88%     18.80%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       701,636        9.649126           6,770,172       --         0.07%    (20.21)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       649,361       12.092641           7,852,495       --         0.04%    (19.53)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT HIGH YIELD FUND
  2003  Lowest contract charges       636,939       19.796707          12,609,302       --         9.51%     26.86%
        Highest contract charges       56,243       10.936633             615,105       --        --          9.37%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       491,602       15.605782           7,671,827       --        12.39%     (0.54)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       420,610       15.690083           6,599,408       --        12.34%      3.87%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT INCOME FUND
  2003  Lowest contract charges       619,795       18.928406          11,731,733       --         4.71%      4.70%
        Highest contract charges       21,811        9.953490             217,094       --        --         (0.47)%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       559,093       18.079459          10,108,105       --         4.10%      8.09%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       341,056       16.725709           5,704,405       --         5.93%      7.53%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2003  Lowest contract charges       206,721       11.688479           2,416,253       --         2.14%     38.37%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       487,886        8.447396           4,121,367       --         0.67%    (13.67)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       384,606        9.785153           3,763,428       --         1.02%    (20.67)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges        --           10.983758            --             --         2.08%     28.89%
        Highest contract charges       57,634       11.843322             682,574       --        --         18.43%
        Remaining contract
        charges                     2,027,054        --                24,338,609       --        --         --
  2002  Lowest contract charges           313        8.522016               2,667       --         1.54%     (9.63)%
        Highest contract charges    2,040,087        9.315833          19,005,114       --         0.98%    (17.52)%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,538,040       11.294275          17,371,051       --         0.34%    (20.41)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-60 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2003  Lowest contract charges       191,668      $10.050111        $  1,926,282       --         0.65%     33.59%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       373,760        7.523083           2,811,828       --         0.86%    (13.46)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       370,966        8.693232           3,224,894       --        --        (28.52)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT INVESTORS FUND
  2003  Lowest contract charges       495,501        8.688642           4,305,228       --         0.81%     27.25%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       912,502        6.827953           6,230,521       --         0.41%    (23.68)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       783,835        8.946510           7,012,591       --         0.09%    (24.61)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT MONEY MARKET FUND
  2003  Lowest contract charges     1,855,995        1.531768           2,842,955       --         0.77%      0.76%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     3,007,885        1.520209           4,572,614       --         1.44%      1.46%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     2,808,924        1.498367           4,208,799       --         3.58%      4.00%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT NEW OPPORTUNITIES FUND
  2003  Lowest contract charges        17,106       11.520422             197,072       --        --         15.20%
        Highest contract charges      876,984       18.434963          16,167,167       --        --         32.70%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     1,009,721       13.891974          14,027,023       --        --        (30.29)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,023,641       19.929373          20,400,525       --        --        (29.99)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT NEW VALUE FUND
  2003  Lowest contract charges       352,099       15.171400           5,341,837       --         1.71%     32.86%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       690,151       11.418982           7,880,826       --         3.94%    (15.44)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       492,052       13.503535           6,644,446       --         0.78%      3.61%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2003  Lowest contract charges       400,148      $ 6.007790        $  2,404,004       --        --         35.94%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       980,487        4.419389           4,333,155       --        --        (32.06)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       867,691        6.504819           5,644,171       --        --        (45.57)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2003  Lowest contract charges       396,933       12.540269           4,977,645       --         2.89%     17.35%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       510,091       10.685893           5,450,782       --         2.32%     (8.57)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       291,220       11.687147           3,403,533       --         2.30%      0.74%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2003  Lowest contract charges       137,086       18.747452           2,570,009       --         4.46%     25.00%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       225,854       14.997690           3,387,283       --         3.71%    (23.83)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       207,695       19.690377           4,089,586       --         2.95%    (22.15)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT VISTA FUND
  2003  Lowest contract charges       289,178        9.639100           2,787,413       --        --         33.42%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       544,137        7.224769           3,931,262       --        --        (30.38)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       598,239       10.377065           6,207,970       --        --        (33.40)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT VOYAGER FUND
  2003  Lowest contract charges     1,309,014       27.341904          35,790,947       --         0.65%     25.16%
        Highest contract charges       26,711       11.213819             299,532       --        --         12.14%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     1,429,244       21.845647          31,222,755       --         0.88%    (26.34)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,430,794       29.655765          42,431,297       --         0.11%    (22.24)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-62 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2003  Lowest contract charges        28,142      $12.028998        $    338,515       --         5.15%     20.29%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT EQUITY INCOME FUND
  2003  Lowest contract charges        40,862       11.365596             464,415       --         0.96%     13.66%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.75% to 1.20% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance, and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit, Accidental Death Benefit, and Child Insurance.
These deductions range from:

  -  $.01-$.06 per $1,000 of Face Amount

  -  $.083-$179.44 per $1,000 of net amount at risk

  -  6.9%-34.5% of the monthly deduction amount

  -  $.04-$.20 per $1.00 of the specified amount

  -  $6.00 per $1,000 of benefit

These charges are a redemption of units.

_____________________________________ SA-63 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheets of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory balance sheets of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the year then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheets of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2004

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2003          2002
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 5,639,213   $ 4,928,629
   Common and Preferred Stocks                             11,194        17,393
   Mortgage Loans                                          95,737       137,595
   Real Estate                                             25,360        25,312
   Policy Loans                                           294,714       266,756
   Cash and Short-Term Investments                        392,494       485,025
   Other Invested Assets                                   22,743        16,950
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     6,481,455     5,877,660
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       69,221        64,019
   Federal Income Taxes Recoverable                        54,470        33,035
   Deferred Tax Asset                                      55,301        29,910
   Other Assets                                           290,043       433,080
   Separate Account Assets                             52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,421,474   $ 6,131,338
   Liability for Deposit Type Contracts                   100,128        59,240
   Policy and Contract Claim Liabilities                   27,834        33,856
   Asset Valuation Reserve                                 16,542           270
   Payable to Affiliates                                   29,702        26,707
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,741,278)   (1,227,985)
   Other Liabilities                                    1,052,307       826,009
   Separate Account Liabilities                        52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    58,141,273    41,769,303
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,371,883     1,221,883
   Unassigned Funds                                      (330,602)     (636,114)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,043,781       588,269
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         FOR THE YEARS ENDED DECEMBER 31,
 -------------------------------------------------------------------------------------------
                                                         2003          2002         2001
 -------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,115,706   $4,626,830   $12,741,782
   Considerations for Supplementary Contracts with
    Life Contingencies                                        360          123        33,695
   Net Investment Income                                  330,741      241,414       188,799
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      62,762      197,594        78,607
   Reserve Adjustment on Reinsurance Ceded               (911,456)   3,403,682       600,569
   Fee Income                                             963,407      829,267       817,436
   Other Revenues                                          33,435       10,367         6,435
 -------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    12,594,955    9,309,277    14,467,323
 -------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             231,390      215,874       174,288
   Disability and Other Benefits                           11,998       11,926        11,296
   Surrenders and Other Fund Withdrawals                4,378,823    4,743,944     4,142,327
   Commissions                                            753,838      583,605     1,222,698
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                          290,135    1,785,002     2,147,722
   General Insurance Expenses                             431,698      341,349       330,636
   Net Transfers to Separate Accounts                   6,601,021    2,298,625     2,613,765
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                              (420,032)    (522,245)    4,591,861
   Other Expenses                                          38,492       22,715        78,503
 -------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    12,317,363    9,480,795    15,313,096
 -------------------------------------------------------------------------------------------
   Net Gain (Loss) from Operations Before Federal
    Income Tax (Benefit) Expense                          277,592     (171,518)     (845,773)
   Federal Income Tax (Benefit) Expense                   (19,953)      28,712      (196,458)
 -------------------------------------------------------------------------------------------
                    NET GAIN (LOSS) FROM OPERATIONS       297,545     (200,230)     (649,315)
 -------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (22,713)     (56,843)      (10,238)
 -------------------------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   274,832   $ (257,073)  $  (659,553)
 -------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------
                                                         2003         2002        2001
 ----------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ----------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $    2,500   $   2,500
 ----------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ----------------------------------------------------------------------------------------
   Beginning of Year                                   1,221,883      986,883     226,043
   Capital Contribution                                  150,000      235,000     760,840
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,371,883    1,221,883     986,883
 ----------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (636,114)    (318,168)    310,720

   Net Income                                            274,832     (257,073)   (659,553)
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,797)      (4,421)    (22,085)
   Change in Net Deferred Income Tax                     (28,483)     191,399     209,019
   Change in Reserve Valuation Basis                          --           --     (11,721)
   Change in Asset Valuation Reserve                     (16,272)        (270)      2,743
   Change in Non-Admitted Assets                          43,187     (210,628)   (154,455)
   Change in Liability for Reinsurance in
    Unauthorized Companies                                36,880      (36,953)         (2)
   Cumulative Effect of Change in Accounting
    Principles                                               165           --       7,166
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (330,602)    (636,114)   (318,168)
 ----------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ----------------------------------------------------------------------------------------
   End of Year                                        $1,043,781   $  588,269   $ 671,215
 ----------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                            FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                             2003         2002         2001
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,116,359  $ 4,627,995  $12,732,469
  Net Investment Income                       373,648      242,062      166,707
  Miscellaneous Income                        142,119    4,436,314    1,533,562
                                          -----------  -----------  -----------
    Total Income                           12,632,126    9,306,371   14,432,738
                                          -----------  -----------  -----------
  Benefits Paid                             4,611,634    4,795,021    4,289,455
  Federal Income Tax Payments
   (Recoveries)                                23,421     (108,177)     (58,363)
  Net Transfers to Separate Accounts        7,114,314    2,040,883    2,640,961
  Other Expenses                              537,701      445,677    6,229,824
                                          -----------  -----------  -----------
    Total Benefits and Expenses            12,287,070    7,173,404   13,101,877
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      345,056    2,132,967    1,330,861
-------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     2,323,921    1,623,364    1,286,296
  Common and Preferred Stocks                   4,031           35       14,354
  Mortgage Loans                               41,395       42,133       57,353
  Other                                        12,348      134,912       12,690
                                          -----------  -----------  -----------
    Total Investment Proceeds               2,381,694    1,800,444    1,370,693
                                          -----------  -----------  -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,068,077    3,956,463    2,753,242
  Common and Preferred Stocks                   4,814          842       14,246
  Mortgage Loans                                    0          225      203,177
  Real Estate                                     722        1,292       25,000
  Other                                       169,520           --       40,467
                                          -----------  -----------  -----------
    Total Investments Acquired              3,243,133    3,958,822    3,036,132
                                          -----------  -----------  -----------
  Net Increase in Policy Loans                 27,958       16,536      169,425
-------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING
                              ACTIVITIES     (889,397)  (2,174,914)  (1,834,864)
-------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        150,000      235,000      760,840
  Net Other Cash Provided (Used)              301,810     (129,792)      99,401
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY FINANCING
                                     AND
                MISCELLANEOUS ACTIVITIES      451,810      105,208      860,241
-------------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                     (92,531)      63,261      356,238
  Cash and Short-Term Investments,
   Beginning of Year                          485,025      421,764       65,526
-------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   392,494  $   485,025  $   421,764
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 6.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2003              2002              2001
                                                                -----------------------------------------------
GAAP Net Income                                                 $   281,211       $   191,548       $   214,610
Deferral and amortization of policy acquisition costs,
 net                                                               (501,010)         (337,657)         (308,546)
Change in unearned revenue reserve                                   12,367            71,208            59,132
Deferred taxes                                                       43,304           (50,834)          180,625
Separate account expense allowance                                  511,608          (279,761)         (110,911)
Benefit reserve adjustment                                           22,016           155,196           (13,199)
Prepaid reinsurance premium                                         (11,809)           (8,564)           (6,944)
Ceding commission on reinsurance assumed                                 --                --          (670,507)
Administrative fees                                                 (48,072)               --                --
Reinsurance                                                         (54,276)               --                --
Dividends received from affiliates                                    9,000                --                --
Other, net                                                           10,493             1,791            (3,813)
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   274,832       $  (257,073)      $  (659,553)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,900,964       $ 2,242,347       $ 1,794,936
Deferred policy acquisition costs                                (3,755,461)       (3,289,010)       (3,033,841)
Unearned revenue reserve                                            327,144           297,759           229,194
Deferred taxes                                                      422,680           341,130           366,265
Separate account expense allowance                                1,755,474         1,243,867         1,521,026
Unrealized (gains) losses on investments                           (259,293)         (178,951)          (31,612)
Benefit reserve adjustment                                          208,213           300,515            24,334
Asset valuation reserve                                             (16,542)             (270)               --
Interest maintenance reserve                                        (29,314)          (25,702)          (25,448)
Prepaid reinsurance premium                                         (38,052)          (26,243)          (17,679)
Goodwill                                                           (170,100)         (170,100)         (173,704)
Reinsurance ceded                                                  (108,922)         (189,436)             (382)
Administrative fees                                                (229,878)               --                --
Other, net                                                           36,868            42,363            18,126
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,043,781           588,269       $   671,215
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2003 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,336         0.0%
At book value, less current surrender charge of 5% or more             1,350,292         2.5%
At market value                                                       48,425,201        90.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          49,777,829        93.3%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,331,821         6.3%
Not subject to discretionary withdrawal:                                 247,133         0.5%
                                                                     -----------------------
                                                TOTAL, GROSS          53,356,783       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $53,156,783         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are stated at the aggregate carrying value less accrued interest which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying audited GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to SSAP 43 Loaned-backed and Structured Securities below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its security are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other-than-temporarily impaired loan backed securities are valued using the prospective method. In 2003, 2002 and 2001, the Company did not have any changes from the retrospective to prospective methodology due to negative yields on specific securities. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from surplus at December 31, 2003 and 2002 was $2,297 and $1,934, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities are recorded on the balance sheet at fair value and the changes in fair value are reported in unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,542 and $270 as of December 31, 2003 and 2002, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2003 and 2002 were $29,314 and $25,702, respectively. The net capital gains captured in the IMR in 2003, 2002 and 2001 were $9,641, $5,078 and $1,965, respectively. The amount of expense amortized from the IMR in 2003, 2002 and 2001 included in the Company's Statements of Operations, was $6,029, $4,823 and $3,472, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, Income Taxes.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2003           2002           2001
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $290,212       $207,585       $157,500
Interest income from policy loans                                    18,620         18,947         14,160
Interest and dividends from other investments                        26,071         18,478         19,289
                                                                   --------------------------------------
Gross investment income                                             334,903        245,010        190,949
Less: investment expenses                                             4,162          3,596          2,150
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $330,741       $241,414       $188,799
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $176,924       $117,032       $ 17,132
Gross unrealized capital losses                                      (8,996)       (32,336)       (17,210)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                               167,928         84,696            (78)
Balance, beginning of year                                           84,696            (78)          (918)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 83,232       $ 84,774       $    840
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    376       $    185       $    120
Gross unrealized capital losses                                     (30,877)       (23,137)       (22,913)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (30,501)       (22,952)       (22,793)
Balance, beginning of year                                          (22,952)       (22,793)        (1,604)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $ (7,549)      $   (159)      $(21,189)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2003           2002           2001
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 12,602       $(28,561)      $ (7,491)
Common stocks                                                           657           (149)           (13)
Other invested assets                                                (4,393)            (2)            33
                                                                   --------------------------------------
Realized capital losses                                               8,866        (28,712)        (7,471)
Capital gains tax (benefit)                                          21,938         23,053            802
                                                                   --------------------------------------
Net realized capital losses, after tax                              (13,072)       (51,765)        (8,273)
Less: amounts transferred to IMR                                      9,641          5,078          1,965
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(22,713)      $(56,843)      $(10,238)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,523,341, $1,691,422 and $2,135,324, gross realized capital gains of $23,090, $15,257 and $8,091, and gross realized capital losses of $6,150, $9,998 and $5,442, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,814, $35 and $14,354, gross realized capital gains of $662, $0 and $358, and gross realized capital losses of $5, $7 and $371, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging, Income Generations, and Replication (Synthetic Asset) Transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2003, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation nor did it hold any replication transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2003 were $1,163,355. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2003 was $819.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. As of December 31,2003, the Company did not hold any derivatives used to hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $70,000 and a fair value of $3,683.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $76,855 and a fair value of $(10,282).

FAIR VALUE HEDGES

Interest rate swaps and caps: Interest rate swaps are used periodically to hedge the changes in fair value of certain fixed rate liabilities due to changes in LIBOR. In addition, interest rate caps are used to offset the changes in fair value related to corresponding interest rate caps that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any interest rate swaps or caps used in fair value hedge relationships.

INCOME GENERATION TRANSACTIONS

Written options: Periodically, the Company is a writer of covered floors as part of an income generation transaction. The company occasionally writes interest rate floors which are used to offset the changes in fair value related to corresponding interest rate floors that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any option contracts used in income generation relationships.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $6,884 reported as an asset on the balance sheet. The average fair value for interest rate caps and swaptions was $7,481 in asset value. There were no realized gains and losses during the year 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2003, the warrants had a notional value of $500 and a fair value was $534 reported as an asset on the balance sheet. The average fair value of the warrants was $290 and there were no realized gains and losses during the year 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2003, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value and estimated fair value of this fixed maturity was $151,928.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $  107,943   $    605    $   (47)   $  108,501
  --Guaranteed and sponsored -- asset backed                          529,528         --         --       529,528
States, municipalities and political subdivisions                       5,560          7         (4)        5,563
International governments                                              44,569      4,201        (13)       48,757
Public utilities                                                      266,866     13,955       (625)      280,196
All other corporate                                                 2,779,091    150,649     (5,014)    2,924,726
All other corporate -- asset-backed                                 1,863,931      7,507     (3,293)    1,868,145
Short-term investments                                                111,118         --         --       111,118
Parents, subsidiaries and affiliates                                   41,725         --         --        41,725
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,750,331   $176,924    $(8,996)   $5,918,259
                                                                   ----------------------------------------------

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,807   $    376    $    (62)  $    5,121
Common stock -- affiliated                                             36,884         --     (30,815)       6,069
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   41,691   $    376    $(30,877)  $   11,190
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                440,120         --          --      440,120
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,368,749   $117,032    $(32,336)  $5,453,445
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384         --     (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2003 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  560,864       $  577,243
Over one year through five years                        2,716,119        2,795,443
Over five years through ten years                       1,952,205        2,009,214
Over ten years                                            521,143          536,359
                                                       ---------------------------
                                         TOTAL         $5,750,331       $5,918,259
                                                       ---------------------------

Bonds with a carrying value of $3,612 and $3,319 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2003 were 9.5% and 6.53%, respectively. During 2003, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 61%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31,2003, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2003 and 2002.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2003 and 2002 was $968 and $499, respectively. The realized capital losses related to these loans, as of December 31, 2003 and 2002 were $0 and $10,544, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2003 and 2002.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                                                  2003                    2002
                                                         ----------------------------------------------
                                                          Carrying   Estimated    Carrying   Estimated
                                                           Amount    Fair Value    Amount    Fair Value
                                                         ----------------------------------------------
ASSETS
  Bonds and short-term investments                       $5,750,331   5,918,259  $5,368,749   5,453,445
  Common stocks                                              11,190      11,190      17,389      17,389
  Preferred stocks                                                4           4           4           4
  Policy loans                                              294,714     294,714     266,756     266.756
  Mortgage loans                                             95,737      95,737     137,595     137,595
  Other invested assets                                      48,103      48,103      42,262      42,262
LIABILITIES
  Deposit funds and other benefits                       $5,099,858   4,959,587  $4,913,126  $4,780,374
                                                         ----------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002, all collateral accepted was held in separate custodial accounts. As of December 31, 2003 and 2002, the fair value of the loaned securities was approximately $236,373 and $0, respectively, and was included in fixed maturities. The cash collateral received as of December 31, 2003 and 2002 of approximately $240,331 and $0, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Balance Sheet. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2003                2002
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $423,715            $469,416
Total of all deferred tax liabilities                            (57,848)            (74,977)
Net deferred assets/(liability)                                  365,867             394,439
Net admitted deferred asset/(liability)                           55,301              29,910
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $310,566            $364,529
Increase (decrease) in deferred taxes non-admitted              $(53,963)            203,818
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a 'Policyholders' Surplus Account' and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2003          2002           2001
                                                                     --------------------------------------
Federal                                                              $(21,840)      $25,183       $(196,458)
                                                                     --------------------------------------
Foreign                                                                 1,885         3,528              --
                                                                     --------------------------------------
Federal income tax on capital gains                                    21,940        23,053             802
                                                                     --------------------------------------
                               CURRENT INCOME TAXES INCURRED         $  1,985       $51,764       $(195,656)
                                                                     --------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Reserves                                                         $ 23,627            $ 10,906          $ 12,721
Fortis ceding commission                                           15,256              16,501            (1,245)
Tax DAC                                                           226,262             206,940            19,322
Accrued deferred compensation                                          --               1,775            (1,775)
Bonds                                                              21,085              34,822           (13,737)
Capital loss carryforward                                              --               3,300            (3,300)
NOL carryforward/AMT credits                                      108,582             192,969           (84,387)
Other                                                              28,903               2,203            26,700
                                                               ------------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $423,715            $469,416          $(45,701)
                                                               ------------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $310,566            $364,529          $(53,963)
                                                               ------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002            Change
                                                               -----------------------------------------------
Bonds                                                            $(13,550)           $ (5,593)         $(7,957)
Tax preferred investments                                         (29,655)            (52,323)          22,668
Accrued deferred compensation                                        (102)                 --             (102)
Software project deferral                                          (1,121)             (5,903)           4,782
Deferred and uncollected                                          (10,234)             (8,767)          (1,467)
Other                                                              (3,186)             (2,391)            (795)
                                                               -----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(57,848)           $(74,977)         $17,129
                                                               -----------------------------------------------

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Total deferred tax assets                                        $423,715            $469,416          $(45,701)
Total deferred tax liabilities                                    (57,848)            (74,977)           17,129
                                                               ------------------------------------------------
Net deferred tax asset (liability)                               $365,867            $394,439           (28,572)
Other change in net deferred income tax                                                                      89
                                                               ------------------------------------------------
Change in net deferred income tax                                                                      $(28,483)
                                                               ------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ 96,886              35.0%
Tax preferred investments                                                (69,159)            (25.0)%
Other                                                                      2,741               1.0%
                                                                     -------------------------------
                                                       TOTAL            $ 30,468              11.0%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                  $ 1,985              0.7%
Change in net deferred income taxes                                       28,483             10.3%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES             $30,468             11.0%
                                                                     -------------------------------

(e) As of December 31, 2003, the Company had an operating loss carry forward of $(27,774). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2003                  $ 1,985
2002                  $    --
2001                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $210,929 in 2003, a decrease of $91,192 from the 2002 balance of $302,120. The total amount of reinsurance credits taken for this agreement is $324,505 in 2003, a decrease of $140,295 from the 2002 balance of $464,800.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The amount of ceded premiums and reserve credit taken related to this reinsurance arrangement was immaterial.

The amount of reinsurance recoverables from reinsurers was $16,578 and $36,327 at December 31, 2003 and 2002, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,671,324  $1,511,423  $  (761,273) $ 6,421,474
Policy and Contract Claim Liabilities                    $    22,699  $   14,201  $    (9,066) $    27,834
Premium and Annuity Considerations                       $12,173,716  $  287,413  $  (345,423) $12,115,706
Death, Annuity, Disability and Other Benefits            $   165,828  $  114,575  $   (37,015) $   243,388
Surrenders and Other Fund Withdrawals                    $ 4,904,307  $  546,275  $(1,071,759) $ 4,378,823

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 3,085,682  $1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $    23,510  $   16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $ 6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $   115,649  $   94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $ 3,893,425  $  491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,566,253  $1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $    26,680  $   15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $ 8,401,771  $  371,175  $(4,146,116) $ 4,626,830
Death, Annuity, Disability and Other Benefits            $   138,864  $  114,019  $   (25,083) $   227,800
Surrenders and Other Fund Withdrawals                    $ 4,436,989  $  766,314  $  (459,359) $ 4,743,944

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2003:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,414   $ 2,831
Ordinary Renewal                                                    16,253    25,079
Group Life                                                              45        80
                                                                   -----------------
                                                            TOTAL  $18,712   $27,990
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,599, $4,357and $3,764 for 2003, 2002 and 2001, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2003, 2002 or 2001.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees will be increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $2.7 million, $2.5 million and $2 million in 2003, 2002 and 2001, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2003, 2002 or 2001.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $52.2 billion and $35.9 billion as of December 31, 2003 and 2002, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $626 million, $518 million and $567 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2003 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2003               $ 7,624,097
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $50,631,955
                                                                               -----------
          Total reserves                                                       $50,631,955
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       74,343
          Market value                                                          50,458,094
                                                                               -----------
          Subtotal                                                              50,532,437
          Not subject to discretionary withdrawal                                   99,518
                                                                               -----------
                                                                 TOTAL         $50,631,955
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. Guaranty fund assessments paid by the Company was not material to the results of operations for 2003, 2002 or 2001.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $8,164 and $6,395 in 2003 and 2002, respectively. Future minimum rental commitments are as follows:

2004                  $ 7,460
2005                    6,695
2006                    6,011
2007                    5,508
2008                    5,242
Thereafter              9,904
                      -------
  Total               $40,820
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,195 and $3,224 in 2003 and 2002, respectively.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. There was no income or surplus impact in 2003 related to September 11. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable developments related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b) Not Applicable.

     (c) Principal Underwriting Agreement.(2)

     (d) Form of Flexible Premium Variable Life Insurance Policy.(3)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(4)

     (f) Certificate of Incorporation of Hartford and Bylaws of Hartford.(5)

     (g) Contracts of Reinsurance.(4)

     (h) Form of Participation Agreement.(4)

     (i) Not Applicable.

     (j) Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l) Not Applicable.

     (m) Not Applicable.

     (n)(1) Consent of Deloitte & Touche LLP.

     (n)(2) Consent of Arthur Andersen, LLP. (6)

     (o) No financial statement will be omitted.

     (p) Not Applicable.

     (q) Memorandum describing transfer and redemption procedures.(1)

     (r) Copy of Power of Attorney.

     (s) Organizational Chart.(7)

--------
(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-61267, on August 28, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-88787, Filed on November 19, 2003.
(4) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-88787, on December 21, 1999.
(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
(6) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending
    December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.
(7) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a) involved a knowing and culpable violation of law by the director;
         (b) enabled the director or an associate to receive an improper personal gain;
         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account VL I
         Hartford Life Insurance Company - Separate Account VL II
         Hartford Life Insurance Company - ICMG Secular Trust Separate Account Hartford Life Insurance Company - ICMG Registered Variable Life
              Separate Account A
         Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable
              Life Separate Account One

     (b) Directors and Officers of HESCO

                                                  POSITIONS AND OFFICES
             NAME                                    WITH UNDERWRITER
             ----                                    ----------------
         David A. Carlson                 Senior Vice President & Deputy Chief
                                          Financial Officer
         Timothy M. Fitch                 Senior Vice President & Actuary
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President, Director
         Joseph F. Mahoney                Vice President
         Thomas M. Marra                  President and Chief Executive Officer,
                                          Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary, Director
         John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 6th day of April, 2004.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By: Thomas M. Marra                                *By: /s/ Marianne O'Doherty
   ---------------------------------------------       ------------------------
    Thomas M. Marra, President, Chief Executive             Marianne O'Doherty
    Officer and Chairman of the Board*                      Attorney-In-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
   ---------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernst M. McNeill, Jr., Vice President & Chief
     Accounting Officer*
Christine Hayer Repasy, Senior Vice President,    *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,         -----------------------
     Director*                                             Marianne O'Doherty
John C. Walters, Executive Vice President, Director*       Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*              Date: April 6, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-88787

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2 Consent of Deloitte & Touche LLP.

1.3 Copy of Power of Attorney.